                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08927
                    -----------------------------------------

                CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                Credit Suisse Institutional High Yield Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: August 31

Date of reporting period: September 1, 2003 to August 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUNDS

Annual Report

August 31, 2004

- CREDIT SUISSE INSTITUTIONAL
  FIXED INCOME FUND

- CREDIT SUISSE INSTITUTIONAL
  HIGH YIELD FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the funds, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 8500, Boston, MA 02266-8500.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2004 (unaudited)

                                                                 October 4, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
9/01/03 - 8/31/04

FUND/BENCHMARK                                                     PERFORMANCE
Fund(1)                                                            6.86%
Lehman Brothers US Aggregate Bond Index(2)                         6.14%

MARKET OVERVIEW: TWO STEPS FORWARD, ONE BACK

     Overall market conditions in the year were bond-friendly, albeit some months less so than others. Economic data at the start of the period were positive but turned sour on generally disappointing employment numbers, which, along with low inflation, helped keep interest rates in check. However, the economy showed renewed signs of life in March and April on improved employment data. The yield on the two-year Treasury Note shot from 1.40% (a 40-year low) in March to a high of almost 3.00% in June. Budding inflation signaled to investors that the Fed would be on the move and ultimately they were right. The Fed raised the Fed Funds rate 25bps June 29 and another 25bps August 10 (bringing the rate up to 1.5%).

     Disappointing data over the summer suggested that the economy had hit, as Fed Chairman Greenspan described, a "soft patch" and interest rates fell (but not quite back to previous lows). Yields on the two-year Treasury Note dropped to 2.40% (a 60bps decline) reflecting, in part, a market dubious that the Fed would continue the measured tightening schedule it had previously outlined.

STRATEGIC REVIEW: STRENGTH IN HIGH YIELD

     A number of factors account for the Fund's outperformance of the Lehman benchmark:

     - We held exposure to high yield corporates, which greatly outperformed the investment-grade universe as a whole.

     - We generated good relative performance in investment-grade corporates, emphasizing comparatively lower-quality credits.

     - We enjoyed good security selection in mortgage-backed securities. Specifically, we focused on identifying pools of mortgage loans that we felt offered more desirable prepayment characteristics than the MBS market in aggregate.

     We held a small exposure to non-US instruments. These included German government bonds that outperformed US Treasuries, as well as small currency positions in the euro, yen and Australian dollar, which together offered a modest US dollar gain over the period.

     Detractors from the Fund's overall return were modest in scope and came from our allocations to government agency issues, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). We underweighted agencies and CMBS, both of which generated positive excess returns; and concentrated our ABS holdings in top-quality issues, which underperformed lower-quality ABS.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran, Managing Director
Suzanne E. Moran, Managing Director
Kevin D. Barry, CFA, Managing Director
Michael Buchanan, CFA, Managing Director
David N. Fisher, Director
Craig Ruch, CFA, Director

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE
            CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND(1) AND THE
                LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2) FROM
                              INCEPTION (3/31/94).

              CREDIT SUISSE INSTITUTIONAL         LEHMAN BROTHERS U.S.
                  FIXED INCOME FUND(1)          AGGREGATE BOND INDEX(2)
3/31/94                     $   3,000,000                 $   3,000,000
6/30/94                     $   2,946,000                 $   2,969,051
9/30/94                     $   2,961,948                 $   2,987,161
12/31/94                    $   2,951,958                 $   2,998,459
3/31/95                     $   3,088,700                 $   3,149,687
6/30/95                     $   3,282,568                 $   3,341,600
9/30/95                     $   3,354,806                 $   3,407,192
12/31/95                    $   3,490,679                 $   3,552,387
3/31/96                     $   3,450,670                 $   3,489,373
6/30/96                     $   3,478,678                 $   3,509,246
9/30/96                     $   3,559,041                 $   3,574,129
12/31/96                    $   3,680,026                 $   3,681,359
3/31/97                     $   3,688,958                 $   3,660,762
6/30/97                     $   3,820,619                 $   3,795,251
9/30/97                     $   3,955,277                 $   3,921,345
12/31/97                    $   4,035,589                 $   4,036,757
3/31/98                     $   4,127,243                 $   4,099,554
6/30/98                     $   4,195,336                 $   4,195,329
9/30/98                     $   4,265,481                 $   4,372,692
12/31/98                    $   4,333,528                 $   4,387,410
3/31/99                     $   4,349,517                 $   4,365,686
6/30/99                     $   4,331,583                 $   4,327,285
9/30/99                     $   4,347,613                 $   4,356,689
12/31/99                    $   4,381,702                 $   4,351,375
3/31/2000                   $   4,464,629                 $   4,447,377
6/30/2000                   $   4,496,817                 $   4,524,864
9/30/2000                   $   4,607,461                 $   4,661,244
12/31/2000                  $   4,761,083                 $   4,857,269
3/31/2001                   $   4,955,257                 $   5,004,669
6/30/2001                   $   5,015,350                 $   5,032,916
9/30/2001                   $   5,155,878                 $   5,265,010
12/31/2001                  $   5,142,779                 $   5,267,391
3/31/2002                   $   5,115,679                 $   5,272,320
6/30/2002                   $   5,046,382                 $   5,467,116
9/30/2002                   $   5,044,987                 $   5,717,613
12/31/2002                  $   5,233,572                 $   5,807,564
3/31/2003                   $   5,365,753                 $   5,888,435
6/30/2003                   $   5,529,319                 $   6,035,719
9/30/2003                   $   5,543,093                 $   6,026,921
12/31/2003                  $   5,587,457                 $   6,045,932
3/31/2004                   $   5,735,515                 $   6,206,707
6/30/2004                   $   5,605,388                 $   6,055,014
8/31/2004                   $   5,767,347                 $   6,231,694

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2004(1)
                 -----------------------------------------------
                                                          INCEPTION
               1 YEAR        5 YEARS       10 YEARS         DATE
               -------       -------       --------       ---------
                6.86%         6.03%          6.74%         3/31/94

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)
                --------------------------------------------------
                                                          INCEPTION
               1 YEAR        5 YEARS       10 YEARS         DATE
               -------       -------       --------       ---------
                4.54%         5.91%          6.94%         3/31/94

     RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Division of The McGraw-Hill Companies, Inc., or Fitch Investors' Service. Investors cannot invest directly in an index.

INFORMATION ABOUT YOUR FUND'S EXPENSES

     As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended August 31, 2004.

     The table illustrates your Fund's expenses in two ways:

     - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

     - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

     Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds. If these transaction costs had been included, your costs would have been higher.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE PERIOD ENDED AUGUST 31, 2004

ACTUAL FUND RETURN
Beginning Account Value 2/29/04                                       $    1,000
Ending Account Value 8/31/04                                          $    1,028
Expenses Paid per $1,000*                                             $     2.29

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 2/29/04                                       $    1,000
Ending Account Value 8/31/04                                          $    1,025
Expenses Paid per $1,000*                                             $     2.29

ANNUALIZED EXPENSE RATIO*                                                   0.45%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIO" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

     For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

US Agencies                                         42.9%
Corporate Bonds                                     26.7%
Asset backed securities                             16.6%
Cash/Money Markets                                   5.8%
Foreign Bonds                                        5.3%
Mortgage-backed securities                           2.4%
Preferred Stock                                      0.3%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL HIGH YEILD FUND
ANNUAL INVESTMENT ADVISER'S REPORT
August 31, 2004 (unaudited)

                                                                 October 4, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
9/01/03 - 8/31/04

FUND & BENCHMARKS                                                    PERFORMANCE
Fund(1)                                                              18.27%
Citigroup High-Yield Market Index(2)                                 14.34%
Lipper High Yield Bond Funds Index(3)                                12.76%

     With the exception of emerging market debt, high yield securities outperformed all other fixed income sectors for the fiscal year ended August 31, 2004. The Fund itself outperformed both its benchmark, the Citigroup High-Yield Market Index (CHYMI), as well as the broad universe of its high yield peers, as represented by the Lipper High Yield Bond Funds Index.

MARKET OVERVIEW: RECOVERY ON TRACK, INFLATION IN CHECK, CREDIT IMPROVING

     The pace of economic recovery quickened this fiscal year with GDP growth spiking to 7.4% in the third quarter of 2003 before settling in at an average 3.8% growth rate for the remainder of the period. Meanwhile, inflation was in check for the first six months of the fiscal year but a gradual rise in oil prices, along with several strong job reports in early spring, stoked fears of potentially aggressive tightening by the Fed. News of these events rattled the bond markets, with the yield on the 10-year Treasury note rising to 4.8% by May from 3.7% in mid-March. But by the end of June the markets had stabilized, having grown increasingly comfortable, in our view, with the Fed's promised "measured" pace of rate increases. The Fed's two 25 basis point increases (on June 30 and August 10) raised the Fed Funds rate from its 45 year low of 1.0%, where it had stood since mid 2003, to 1.50%. But by the end of August, the yield on the 10-year Treasury note had dropped to 4.16%.

     In the high yield space, we believe the strengthening economy and the improving credit environment overcame the bearish pull of the rate increases. High yield bonds rallied throughout the summer as companies generated increased cash flow to service their debt while perceptions of their creditworthiness improved. Moody's Investor Services' 12-month trailing default rate declined from 6.07% at the end of August 2003 to 2.26% at the end of August 2004, a level not seen since the late 1990s. Corporate managements took advantage of the low interest rates to repair their balance sheets: They earmarked 70% of the new high yield issuance (which was once again on a record pace) for the replacement of high-interest debt. The result was a significant tightening of high yield spreads relative to Treasuries across the credit quality spectrum.

[CHART]

SPREADS TIGHTEN ACROSS THE CREDIT SPECTRUM OVER THE
FISCAL YEAR, DRIVING STRONG RETURNS IN HIGH YIELD:

                               HIGH YIELD SPREADS TO TREASURIES

BASIC POINTS                   AS OF 8/31/03      AS OF 8/31/04
BB-Rated Bonds                       427               296
B-Rated Bonds                        551               428
CCC-Rated Bonds                      999               912

Source: Citigroup High Yield Market Index

STRATEGIC REVIEW: OUTPERFORMANCE BASED ON SECTOR AND SECURITY SELECTION

     The Fund outperformed its CHYMI benchmark primarily due to its relative positioning and to security selection. The Fund's highest relative weightings versus the CHYMI benchmark (in gaming, wireless and healthcare facilities/supplies) accounted for the largest relative contribution versus the benchmark. Within those industries, security selection overcame weaker overall sector performance.

     For example, within wireless telecom, the largest national names offered high relative valuations with low yields and little room for capital appreciation. As a result, we overweighted several local wireless affiliates of the larger brands, which benefited the portfolio due to their lower debt levels and greater price appreciation. Meanwhile, exposure in the portfolio to the gaming industry consisted mainly of regionally based casinos that operate outside of Las Vegas and Atlantic City. These smaller operations, which are not as dependent on income from travel and lodging, experienced superior performance relative to the larger casinos over the past three years.

     The least favorable contributions to the Fund's overall return came primarily from our under-exposure to the energy and utilities sectors, both of which outperformed the benchmark. We maintained an underweight stance in all of them, however, because we believed that their fundamental valuation metrics were still generally unencouraging.

Credit Suisse High Yield Management Team

Richard J. Lindquist, CFA, Managing Director
Michael Buchanan, CFA, Managing Director
Misia K. Dudley, Director
Philip L. Schantz, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director
John F. Dessauer, CFA, Vice President
Michael J. Dugan, Vice President

     HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

     IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

          COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE
             CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND(1) AND THE
                    CITIGROUP HIGH-YIELD MARKET INDEX(2) FROM
                              INCEPTION (2/26/93).

                   CREDIT SUISSE INSTITUTIONAL   CITIGROUP HIGH-YIELD
                       HIGH YIELD FUND(1)           MARKET INDEX(2)
2/26/93                  $    3,000,000             $    3,000,000
3/31/93                  $    3,094,000             $    3,046,593
6/30/93                  $    3,276,000             $    3,181,825
9/30/93                  $    3,402,000             $    3,255,504
12/31/93                 $    3,486,000             $    3,373,284
3/31/94                  $    3,404,814             $    3,303,012
6/30/94                  $    3,377,011             $    3,288,023
9/30/94                  $    3,505,472             $    3,330,159
12/31/94                 $    3,370,391             $    3,331,082
3/31/95                  $    3,312,297             $    3,527,885
6/30/95                  $    3,624,627             $    3,744,794
9/30/95                  $    3,800,734             $    3,857,459
12/31/95                 $    3,916,355             $    3,987,672
3/31/96                  $    4,089,815             $    4,051,020
6/30/96                  $    4,184,330             $    4,103,841
9/30/96                  $    4,320,463             $    4,271,134
12/31/96                 $    4,415,130             $    4,437,986
3/31/97                  $    4,477,208             $    4,500,446
6/30/97                  $    4,701,436             $    4,702,098
9/30/97                  $    4,958,410             $    4,906,183
12/31/97                 $    5,070,574             $    5,022,847
3/31/98                  $    5,332,451             $    5,226,629
6/30/98                  $    5,369,774             $    5,280,631
9/30/98                  $    4,995,678             $    5,027,329
12/31/98                 $    5,005,871             $    5,203,195
3/31/99                  $    5,134,520             $    5,281,394
6/30/99                  $    5,186,978             $    5,295,448
9/30/99                  $    5,081,169             $    5,204,091
12/31/99                 $    5,230,720             $    5,293,950
3/31/2000                $    5,386,440             $    5,155,778
6/30/2000                $    5,261,311             $    5,219,297
9/30/2000                $    5,157,678             $    5,258,358
12/31/2000               $    4,810,749             $    4,993,847
3/31/2001                $    4,968,039             $    5,295,925
6/30/2001                $    4,850,214             $    5,155,911
9/30/2001                $    4,582,057             $    4,941,364
12/31/2001               $    4,853,545             $    5,265,576
3/31/2002                $    4,913,970             $    5,369,835
6/30/2002                $    4,692,209             $    4,915,305
9/30/2002                $    4,512,551             $    4,775,877
12/31/2002               $    4,713,174             $    5,185,137
3/31/2003                $    4,978,998             $    5,633,817
6/30/2003                $    5,384,544             $    6,210,957
9/30/2003                $    5,491,126             $    6,365,119
12/31/2003               $    5,850,519             $    6,773,116
3/31/2004                $    6,030,523             $    6,895,520
6/30/2004                $    6,117,042             $    6,853,595
8/31/2004                $    6,349,440             $    7,068,572

                 AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2004(1)
                 -----------------------------------------------
                                                          INCEPTION
               1 YEAR        5 YEARS       10 YEARS         DATE
               ------        -------       --------       ---------
               18.27%         4.34%          6.25%         2/26/93

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)
                --------------------------------------------------
                                                          INCEPTION
               1 YEAR        5 YEARS       10 YEARS         DATE
               ------        -------       --------       ---------
                6.84%         4.78%          6.23%         2/26/93

     RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Investors cannot invest directly in an index.
(3) The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest 30 qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.

INFORMATION ABOUT YOUR FUND'S EXPENSES

     As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended August 31, 2004.

     The table illustrates your Fund's expenses in two ways:

     - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

     - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

     Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds. If these transaction costs had been included, your costs would have been higher.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE PERIOD ENDED AUGUST 31, 2004

ACTUAL FUND RETURN
Beginning Account Value 2/29/04                                       $    1,000
Ending Account Value 8/31/04                                          $    1,106
Expenses Paid per $1,000*                                             $     3.71

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 2/29/04                                       $    1,000
Ending Account Value 8/31/04                                          $    1,025
Expenses Paid per $1,000*                                             $     3.56

ANNUALIZED EXPENSE RATIO*                                                   0.70%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

     For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Corporate Bonds                      78.9%
Cash/Money Markets                   14.7%
Foreign Bonds                         2.9%
Preferred Stocks                      2.3%
Common Stocks                         1.2%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2004

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------    -------   ------------
CORPORATE BONDS (29.1%)
AEROSPACE & DEFENSE (0.6%)
$        585   Goodrich Corp., Notes                                 (BBB- , Baa3)     04/15/08      7.500   $    656,253
         130   L-3 Communications Corp., Global Company
                Guaranteed Notes (Callable 07/15/08 @ $103.06)        (BB- , Ba3)      07/15/13      6.125        128,700
                                                                                                             ------------
                                                                                                                  784,953
                                                                                                             ------------
AUTOMOBILE MANUFACTURERS (0.1%)
          95   General Motors Corp., Global Debentures@@             (BBB , Baa1)      07/15/33      8.375        101,276
                                                                                                             ------------
AUTOMOBILE PARTS & EQUIPMENT (0.1%)
         190   Collins & Aikman Products Corp., Rule 144A,
                Senior Subordinated Notes++@@                        (B- , B3)         08/15/12     12.875        190,475
                                                                                                             ------------
BANKS (0.7%)
         460   Bank of America Corp., Global Notes                   (A+ , Aa2)        10/01/10      4.250        461,928
         450   Wachovia Corp., Global Subordinated Notes             (A- , A1)         08/01/14      5.250        461,328
                                                                                                             ------------
                                                                                                                  923,256
                                                                                                             ------------
BUILDING MATERIALS (0.3%)
         325   American Standard, Inc., Company Guaranteed
                Notes                                                (BBB- , Ba2)      02/15/10      7.625        371,312
                                                                                                             ------------
CHEMICALS (0.2%)
         115   Huntsman Company LLC, Global Company
                Guaranteed Notes (Callable 10/15/07 @ $105.81)        (B , B2)         10/15/10     11.625        129,375
         140   Lyondell Chemicals Co., Global Company
                Guaranteed Notes (Callable 06/01/08 @ $105.25)@@      (B+ , B1)        06/01/13     10.500        158,200
                                                                                                             ------------
                                                                                                                  287,575
                                                                                                             ------------
COMMERCIAL SERVICES (0.6%)
         335   Cendant Corp., Units                                  (BBB , Baa1)      08/17/06      4.890        342,228
         255   Erac USA Finance Co., Rule 144A, Notes++              (BBB+ , Baa1)     05/15/06      6.625        270,410
         135   Iron Mountain, Inc., Company Guaranteed Notes
                (Callable 04/01/06 @ $104.31)                         (B , B3)         04/01/13      8.625        146,475
                                                                                                             ------------
                                                                                                                  759,113
                                                                                                             ------------
DIVERSIFIED FINANCIALS (7.0%)
         495   Capital One Bank, Subordinated Notes                  (BB+ , Baa3)      06/13/13      6.500        532,376
         435   Countrywide Home Loans, Inc., Global Notes              (A , A3)        12/19/07      4.250        444,631
         130   Farmers Insurance Exchange, Rule 144A, Notes++        (BBB+ , Baa3)     08/01/14      6.000        132,327
         525   FMR Corp., Rule 144A, Notes++                          (AA , Aa3)       03/01/13      4.750        525,913
         390   Ford Motor Credit Co., Global Notes                    (BBB- , A3)      02/01/06      6.875        410,374
         945   General Electric Capital Corp., Series MTNA,
                Global Notes                                         (AAA , Aaa)       06/15/12      6.000      1,036,985
         330   General Motors Acceptance Corp., Global Bonds          (BBB , A3)       11/01/31      8.000        342,885
         560   General Motors Acceptance Corp., Series MTN,
                Notes                                                 (BBB , A3)       12/10/07      4.375        566,918
         375   Goldman Sachs Group, Inc., Global Bonds                (A+ , Aa3)       01/15/11      6.875        423,838
       1,170   Household Finance Corp., Global Notes                   (A , A1)        12/15/08      4.125      1,185,197
         345   Household Finance Corp., Global Notes                   (A , A1)        07/15/10      8.000        408,664

                 See Accompanying Notes to Financial Statements.

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------    -------   ------------
CORPORATE BONDS
DIVERSIFIED FINANCIALS
$        490   Lehman Brothers Holdings, Inc., Series MTNG,
                Global Notes@@                                         (A , A1)        11/30/10      4.375   $    490,452
         380   MBNA America Bank, Rule 144A, Subordinated
                Notes++                                              (BBB , Baa2)      03/15/08      6.750        423,494
         580   Merrill Lynch & Company, Inc., Notes                   (A+ , Aa3)       07/15/14      5.450        600,787
         290   Morgan Stanley, Global Subordinated Notes              (A , A1)         04/01/14      4.750        281,057
         320   Popular N.A., Inc., Company Guaranteed Notes          (BBB+ , A3)       06/30/09      4.700        328,858
         630   SLM Corp., Series MTNA, Notes                          (A , A2)         01/15/09      4.000        633,206
         145   Textron Financial Corp., Global Notes@@                (A- , A3)        06/01/07      5.875        155,343
         130   Textron Financial Corp., Series MTNE, Notes#           (A- , A3)        10/06/06      1.950        130,507
                                                                                                             ------------
                                                                                                                9,053,812
                                                                                                             ------------
ELECTRIC (3.3%)
         175   AES Corp., Senior Notes                                 (B- , B2)       06/01/09      9.500        195,562
         510   American Electric Power Company, Inc., Series A,
                Global Notes                                         (BBB , Baa3)      05/15/06      6.125        537,326
         260   Cincinnati Gas & Electric Co., Notes                  (BBB , Baa1)      09/15/12      5.700        275,068
         480   Consolidated Edison Company of New York,
                Debentures@@                                          (A , A1)         02/01/13      4.875        487,061
         200   Constellation Energy Group, Inc., Notes               (BBB , Baa1)      04/01/07      6.350        214,944
         135   Detroit Edison Co., First Mortgage Notes               (A- , A3)        08/01/14      5.400        139,696
         260   Dominion Resources, Inc., Series B, Global
                Senior Notes                                        (BBB+ , Baa1)      07/15/05      7.625        271,639
         485   FirstEnergy Corp., Series C, Global Notes             (BB+ , Baa3)      11/15/31      7.375        543,534
         319   FPL Group Capital, Inc., Company Guaranteed
                Notes                                                 (A- , A2)        09/15/06      7.625        348,549
         380   FPL Group Capital, Inc., Notes                         (A- , A2)        04/11/06      3.250        383,913
         305   Oklahoma Gas & Electric Company, Bonds
                (Callable 08/01/14 @ $103.25)                        (BBB+ , A2)       08/01/34      6.500        314,475
         205   Pacific Gas & Electric Co., First Mortgage Notes      (BBB , Baa2)      03/01/34      6.050        206,437
         350   Pinnacle West Capital Corp., Senior Notes
                (Callable 11/01/04 @ $100.00)#                       (BBB- , Baa2)     11/01/05      2.494        350,478
                                                                                                             ------------
                                                                                                                4,268,682
                                                                                                             ------------
ELECTRONICS (0.1%)
         115   Fisher Scientific International, Inc., Rule 144A,
                Senior Subordinated Notes (Callable 08/15/09 @
                $103.38)++                                            (BB+ , Ba3)      08/15/14      6.750        119,313
                                                                                                             ------------
ENTERTAINMENT (0.2%)
         125   AMC Entertainment, Inc., Senior Subordinated
                Notes (Callable 02/01/05 @ $103.17)@@                 (CCC+ , B3)      02/01/11      9.500        128,125
         185   Six Flags, Inc., Global Senior Notes (Callable
                02/01/05 @ 104.75)@@                                  (CCC+ , B3)      02/01/09      9.500        180,375
                                                                                                             ------------
                                                                                                                  308,500
                                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------    -------   ------------
CORPORATE BONDS
ENVIRONMENTAL CONTROL (0.9%)
$         80   Allied Waste North America, Inc., Senior
                Notes (Callable 04/15/08 @ $103.94)                   (BB- , Ba3)      04/15/13      7.875   $     84,800
         210   Allied Waste North America, Inc., Series B, Global
                Senior Notes (Callable 04/15/09 @ $103.69)             (B+ , B2)       04/15/14      7.375        205,012
         350   Waste Management, Inc., Global Company
                Guaranteed Note                                      (BBB , Baa3)      05/15/32      7.750        421,593
         375   Waste Management, Inc., Senior Notes                  (BBB , Baa3)      08/01/10      7.375        431,968
                                                                                                             ------------
                                                                                                                1,143,373
                                                                                                             ------------
FOOD (0.9%)
         310   ConAgra Foods, Inc., Notes                            (BBB+ , Baa1)     09/15/11      6.750        348,678
         290   ConAgra Foods, Inc., Notes                            (BBB+ , Baa1)     09/15/30      8.250        374,248
         310   Kellogg Co., Global Senior Notes                      (BBB+ , Baa2)     06/01/08      2.875        304,145
         200   Land O' Lakes, Inc., Global Senior Notes (Callable
                11/15/06 @ $104.38)@@                                  (B- , B3)       11/15/11      8.750        188,000
                                                                                                             ------------
                                                                                                                1,215,071
                                                                                                             ------------
FOREST PRODUCTS, PAPER (0.2%)
         195   Georgia-Pacific Corp., Global Company
                Guaranteed Notes                                      (BB+ , Ba2)      02/01/10      8.875        229,613
                                                                                                             ------------
GAS (0.4%)
         520   Sempra Energy, Notes                                  (BBB+ , Baa1)     12/01/05      6.950        547,225
                                                                                                             ------------
HOME BUILDERS (0.4%)
         215   D.R. Horton, Inc., Senior Notes                        (BB+ , Ba1)      05/01/13      6.875        232,200
         300   NVR, Inc., Senior Notes                                (BB+ , Ba1)      06/15/10      5.000        297,000
                                                                                                             ------------
                                                                                                                  529,200
                                                                                                             ------------
HOUSEHOLD PRODUCTS (0.1%)
         125   Johnsondiversey, Inc., Series B, Global Company
                Guaranteed Notes (Callable 05/15/07 @ $104.81)         (B , B2)        05/15/12      9.625        140,625
                                                                                                             ------------
INSURANCE (2.7%)
       1,000   American International Group, Inc., Global Notes#      (AAA , Aaa)      05/15/13      4.250        964,428
         450   Florida Windstorm Underwriting Association,
                Rule 144A, Senior Notes++                              (A- , A3)       08/25/07      6.850        496,747
         620   Genworth Financial, Inc., Notes                         (A , A2)        06/15/14      5.750        653,194
         730   MetLife, Inc., Senior Notes                             (A , A2)        11/24/13      5.000        734,090
         670   Nationwide Mutual Insurance Co., Rule 144A,
                Bonds (Callable 04/15/14 @ 100.00)++                   (A- , A2)       04/15/34      6.600        665,971
                                                                                                             ------------
                                                                                                                3,514,430
                                                                                                             ------------
IRON & STEEL (0.2%)
         285   AK Steel Corp., Company Guaranteed Notes
                (Callable 02/15/05 @ $102.65)@@                        (B+ , B3)       02/15/09      7.875        276,450
                                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------    -------   ------------
CORPORATE BONDS
LODGING (0.9%)
 $       160   Caesars Entertainment, Inc., Global Senior Notes      (BB+ , Ba1)       04/15/13      7.000   $    172,400
         225   MGM Mirage, Rule 144A, Senior Notes++                 (BB+ , Ba1)       09/01/12      6.750        230,625
         780   Windsor Woodmont Black Hawk, Series B, First
                Mortgage Notes##                                      (NR , NR)        03/15/05     13.000        774,150
                                                                                                             ------------
                                                                                                                1,177,175
                                                                                                             ------------
MEDIA (3.1%)
         240   CCO Holdings LLC, Global Senior Notes (Callable
                11/15/08 @ $104.38)                                   CCC- , B3)       11/15/13      8.750        237,600
         170   Comcast Cable Communications Holdings, Inc.,
                Global Company Guaranteed Notes                      (BBB , Baa3)      03/15/13      8.375        205,885
         710   Comcast Cable Communications, Inc., Senior
                Notes                                                (BBB , Baa3)      01/30/11      6.750        787,171
         240   Cox Communications, Inc., Notes@@                     (BBB , Baa2)      06/15/05      6.875        246,711
         190   CSC Holdings, Inc., Series B, Senior Notes             (BB- , B1)       07/15/09      8.125        204,725
         180   Dex Media West LLC, Series B, Global Senior
                Subordinated Notes (Callable 08/15/08 @ $104.94)       (B , B2)        08/15/13      9.875        207,900
         215   Echostar DBS Corp., Global Senior Notes                (BB- , Ba3)      10/01/11      6.375        216,612
         400   Liberty Media Corp., Global Senior Notes#             (BBB- , Baa3)     09/17/06      3.020        404,908
         160   Mediacom LLC/Capital Corp., Senior Notes
               (Callable 01/15/06 @ $104.75)@@                         (B+ , B2)       01/15/13      9.500        157,600
         280   News America Holdings, Inc., Company
                Guaranteed Notes@@                                   (BBB- , Baa3)     02/01/13      9.250        360,810
         480   News America, Inc., Company Guaranteed Notes@@        (BBB- , Baa3)     11/30/28      7.625        562,783
         150   PRIMEDIA, Inc., Global Company Guaranteed
                Notes (Callable 05/15/06 @ $104.44)                    (B , B3)        05/15/11      8.875        147,750
         220   Time Warner, Inc., Global Company Guaranteed
                Notes                                                (BBB+ , Baa1)     04/15/31      7.625        251,760
                                                                                                             ------------
                                                                                                                3,992,215
                                                                                                             ------------
MINING (0.2%)
         275   Phelps Dodge Corp., Bonds                             (BBB- , Baa3)     03/15/34      6.125        268,755
                                                                                                             ------------
MISCELLANEOUS MANUFACTURING (0.4%)
         565   Textron, Inc., Senior Notes                            (A- , A3)        08/01/10      4.500        572,739
                                                                                                             ------------
OIL & GAS (1.3%)
         180   Chesapeake Energy Corp., Senior Notes (Callable
                01/15/09 @ $103.44)                                  (BB- , Ba3)       01/15/16      6.875        183,150
         285   Giant Industries, Inc., Senior Subordinated Notes
                (Callable 05/15/09 @ 104.00)                         (B- , B3)         05/15/14      8.000        288,562
         235   Pemex Project Funding Master Trust, Rule 144A,
                Notes++#                                             (BBB- , Baa1)     06/15/10      2.820        240,170
         390   Pioneer Natural Resources Co., Senior Notes           (BBB- , Baa3)     07/15/16      5.875        403,798
         215   Premcor Refining Group, Inc., Company
                Guaranteed Notes (Callable 05/01/09 @ 103.38)        (BB- , Ba3)       05/01/14      6.750        218,763
         335   SEACOR Holdings, Inc., Notes                          (BBB , Baa3)      10/01/12      5.875        330,124
                                                                                                             ------------
                                                                                                                1,664,567
                                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------     ------   ------------
CORPORATE BONDS
PACKAGING & CONTAINERS (0.3%)
$        115   Owens-Brockway Glass Containers, Global
                Secured Notes (Callable 11/15/07 @ $104.38)           (BB- , B2)       11/15/12      8.750   $    128,225
         205   Owens-Illinois, Inc., Debentures@@                     (B , Caa1)       05/15/10      7.500        210,125
                                                                                                             ------------
                                                                                                                  338,350
                                                                                                             ------------
PHARMACEUTICALS (0.1%)
          95   Wyeth, Notes#                                          (A , Baa1)       03/15/13      5.250         95,867
                                                                                                             ------------
PIPELINES (0.8%)
         260   Dynegy Holdings, Inc., Rule 144A, Secured Notes
                (Callable 07/15/08 @ 105.06)++                        (B- , B3)        07/15/13     10.125        293,800
         120   El Paso Corp., Global Notes@@                         (CCC+ , Caa1)     06/15/12      7.875        116,100
         440   Plains All American Pipelines, Rule 144A, Notes++     (BBB- , Ba1)      08/15/09      4.750        445,500
         165   Williams Companies, Inc., Global Notes@@               (B+ , B3)        03/15/12      8.125        190,575
                                                                                                             ------------
                                                                                                                1,045,975
                                                                                                             ------------
REAL ESTATE (0.4%)
         495   EOP Operating LP, Senior Notes                        (BBB+ , Baa2)     02/15/05      6.625        504,548
                                                                                                             ------------
REAL ESTATE INVESTMENT TRUST (0.1%)
         125   Host Marriott LP, Global Senior Notes
                (Callable 11/01/08 @ $103.56)                         (B+ , Ba3)       11/01/13      7.125        127,813
                                                                                                             ------------
RETAIL (0.6%)
         605   Target Corp., Notes                                    (A+ , A2)        08/15/10      7.500        713,550
                                                                                                             ------------
SEMICONDUCTORS (0.1%)
         175   Amkor Technology, Inc., Global Senior Notes
                (Callable 05/15/08 @ $103.88)@@                       (B , B1)         05/15/13      7.750        147,875
                                                                                                             ------------
TELECOMMUNICATIONS (1.7%)
         115   AT&T Wireless Services, Inc., Global Senior Notes     (BBB , Baa2)      03/01/31      8.750        149,287
         275   Motorola, Inc., Notes                                 (BBB , Baa3)      11/16/07      4.608        282,776
         280   Nextel Communications, Inc., Senior Notes
                (Callable 03/15/09 @ $102.98)                         (BB , Ba3)       03/15/14      5.950        267,400
         395   SBC Communications, Inc., Global Bonds                 (A+ , A1)        06/15/34      6.450        401,856
         485   Sprint Capital Corp., Global Company Guaranteed
                Notes                                                (BBB- , Baa3)     03/15/32      8.750        615,870
         420   Verizon Wireless Capital LLC, Global Notes              (A+ , A3)       12/15/06      5.375        441,873
                                                                                                             ------------
                                                                                                                2,159,062
                                                                                                             ------------
TRANSPORTATION (0.1%)
         130   Horizon Lines LLC, Rule 144A, Notes (Callable
                11/01/08 @ $104.50)++                                 (B- , B3)        11/01/12      9.000        137,150
                                                                                                             ------------
TOTAL CORPORATE BONDS (Cost $36,639,958)                                                                       37,709,895
                                                                                                             ------------
ASSET BACKED SECURITIES (18.0%)
       2,500   Aesop Funding II LLC, Series 2003-2A, Class A2#       (AAA , Aaa)       06/20/07      1.850      2,507,043
       1,027   Ameriquest Mortgage Securities, Inc.,
                Series 2003-AR2, Class A4#                           (AAA , Aaa)       05/25/33      1.965      1,028,195

                 See Accompanying Notes to Financial Statements.

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------     ------   ------------
ASSET BACKED SECURITIES
$        572   Capital Auto Receivables Asset Trust,
                Series 2002-5, Class A3B                             (AAA , Aaa)       04/17/06      2.300   $    573,182
       1,315   Capital One Master Trust, Series 2001-1, Class A#     (AAA , Aaa)       12/15/10      1.800      1,322,942
       1,315   Chase Credit Card Master Trust, Series 2003-2,
                Class A#                                             (AAA , Aaa)       07/15/10      1.710      1,318,530
       1,610   Citibank Credit Card Issuance Trust,
                Series 2002-A9, Class A9#                            (AAA , Aaa)       12/17/07      1.560      1,611,647
         298   Conseco Finance, Series 2000-D, Class A4              (AAA , Aaa)       12/15/25      8.170        302,257
         535   Contimortgage Home Equity Loan Trust,
                Series 1996-4, Class A8                              (AAA , Aaa)       01/15/28      7.220        537,264
         874   Countrywide Home Equity Loan Trust,
                Series 2002-C, Class A#                              (AAA , Aaa)       05/15/28      1.840        875,387
         965   DaimlerChrysler Auto Trust, Series 2004-B,
                Class A4                                             (AAA , Aaa)       10/08/09      3.710        973,746
       1,610   Discover Card Master Trust I, Series 2003-4,
                Class A1#                                            (AAA , Aaa)       05/15/11      1.710      1,612,264
       1,610   First USA Credit Card Master Trust, Series 2001-1,
                Class A#                                             (AAA , Aaa)       09/19/08      1.750      1,614,295
       1,315   Fleet Credit Card Master Trust, Series 2002-B,
                Class A#                                             (AAA , Aaa)       04/15/10      1.740      1,319,427
         550   Greenpoint Home Equity Loan Trust,
                Series 2003-1, Class A#                              (AAA , Aaa)       04/15/29      1.830        549,311
         581   Greenpoint Home Equity Loan Trust,
                Series 2004-3, Class A#                              (AAA , Aaa)       03/15/35      1.830        581,479
         645   Honda Auto Receivables Owner Trust,
                Series 2003-1, Class A4                              (AAA , Aaa)       07/18/08      2.480        642,481
       1,610   MBNA Credit Card Master Note Trust,
                Series 2002-A4, Class A4#                            (AAA , Aaa)       08/17/09      1.710      1,614,603
       2,000   MBNA Master Credit Card Trust, Series 1998-G,
                Class A#                                             (AAA , Aaa)       02/17/09      1.730      2,006,068
       1,610   SLM Student Loan Trust, Series 2003-1, Class A2#      (AAA , Aaa)       06/17/13      1.560      1,610,974
         236   SLM Student Loan Trust, Series 2003-8, Class A1#      (AAA , Aaa)       06/16/08      1.530        236,266
         530   Vanderbilt Mortgage Finance, Series 1998-C,
                Class 1B1                                            (BBB , Baa1)      02/07/15      6.970        540,892
                                                                                                             ------------
TOTAL ASSET BACKED SECURITIES (Cost $23,346,715)                                                               23,378,253
                                                                                                             ------------
MORTGAGE-BACKED SECURITIES (49.2%)
       1,160   Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2002-TOP6, Class A2                           (AAA , Aaa)       10/15/36      6.460      1,294,104
       3,500   Fannie Mae Discount Notes^^                           (AAA , Aaa)       09/20/04      1.490      3,497,248
       1,420   Fannie Mae Global Bonds@@                             (AAA , Aaa)       11/15/30      6.625      1,656,703
       1,745   Fannie Mae Global Notes^^                             (AAA , Aaa)       11/15/10      6.625      1,992,284
       1,295   Fannie Mae Global Subordinated Notes@@                (AAA , Aaa)       01/02/14      5.125      1,323,775
         111   Fannie Mae Pool #077774                               (AAA , Aaa)       01/01/10     10.000        122,255
           0   Fannie Mae Pool #124032(1)                            (AAA , Aaa)       02/01/05     10.000             49
       1,164   Fannie Mae Pool #254372++++                           (AAA , Aaa)       07/01/17      6.000      1,223,498
         300   Fannie Mae Pool #656862++++                           (AAA , Aaa)       04/01/33      6.000        311,637

                 See Accompanying Notes to Financial Statements.

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------     ------   ------------
MORTGAGE-BACKED SECURITIES
$      1,805   Fannie Mae Pool #667742++++                           (AAA , Aaa)       04/01/33      6.000   $  1,872,841
       1,565   Fannie Mae Pool #703443++++                           (AAA , Aaa)       05/01/18      5.000      1,599,486
       1,593   Fannie Mae Pool #703444++++                           (AAA , Aaa)       05/01/18      5.000      1,626,972
         228   Fannie Mae Pool #703598++++++                         (AAA , Aaa)       05/01/18      5.500        236,551
         196   Fannie Mae Pool #705651                               (AAA , Aaa)       06/01/18      5.500        203,597
         696   Fannie Mae Pool #713667                               (AAA , Aaa)       07/01/33      5.000        693,390
         705   Fannie Mae Pool #721796                               (AAA , Aaa)       06/01/18      4.500        706,661
       1,688   Fannie Mae Pool #725248                               (AAA , Aaa)       03/01/34      5.000      1,681,409
       1,266   Fannie Mae Pool #725277                               (AAA , Aaa)       03/01/19      4.500      1,269,045
       1,560   Fannie Mae Pool #733035                               (AAA , Aaa)       08/01/33      4.500      1,506,153
         784   Fannie Mae Pool #739753                               (AAA , Aaa)       12/01/18      5.000        800,695
         434   Fannie Mae Pool #741351                               (AAA , Aaa)       12/01/33      5.500        441,672
         648   Fannie Mae Pool #741384                               (AAA , Aaa)       09/01/18      4.000        634,529
       1,886   Fannie Mae Pool #743305                               (AAA , Aaa)       10/01/33      6.000      1,956,320
         733   Fannie Mae Pool #750536                               (AAA , Aaa)       01/01/34      5.500        746,220
       1,899   Fannie Mae Pool #753933                               (AAA , Aaa)       12/01/33      6.000      1,970,362
       1,724   Fannie Mae Pool #754264                               (AAA , Aaa)       12/01/33      6.000      1,788,375
         429   Fannie Mae Pool #757490                               (AAA , Aaa)       01/01/34      5.500        437,151
         799   Fannie Mae Pool #759766                               (AAA , Aaa)       02/01/34      5.500        813,725
         882   Fannie Mae Pool #763676                               (AAA , Aaa)       01/01/34      5.500        898,214
       1,990   Fannie Mae Pool #790724                               (AAA , Aaa)       09/01/34      5.500      2,024,386
       1,935   Federal Home Loan Bank Global Bonds@@                 (AAA , Aaa)       06/18/14      5.250      2,036,127
           1   Federal National Mortgage Association,
                Series 1991-165, Class M                             (AAA , Aaa)       12/25/21      8.250          1,282
       2,105   FNMA TBA                                              (AAA , Aaa)       09/01/19      5.500      2,179,332
       1,305   FNMA TBA                                              (AAA , Aaa)       09/01/34      5.000      1,294,805
       4,250   FNMA TBA                                              (AAA , Aaa)       09/01/34      5.500      4,316,406
       2,820   FNMA TBA                                              (AAA , Aaa)       09/01/34      6.500      2,961,000
       2,360   FNMA TBA                                              (AAA , Aaa)       09/01/34      6.500      2,472,100
       1,310   Freddie Mac Global Notes^^                            (AAA , Aaa)       11/15/13      4.875      1,343,638
       1,220   Freddie Mac Global Subordinated Notes@@               (AAA , Aaa)       03/21/11      5.875      1,327,533
       1,805   Freddie Mac Pool #A25679^^                            (AAA , Aaa)       08/01/34      5.500      1,837,002
         592   Freddie Mac Pool #B11354                              (AAA , Aaa)       12/01/18      5.000        604,728
           0   Ginnie Mae Pool #0033221                              (AAA , Aaa)       11/15/04      9.000              2
       3,108   Ginnie Mae Pool #003402                               (AAA , Aaa)       06/20/33      5.000      3,097,767
           0   Ginnie Mae Pool #004923(1)                            (AAA , Aaa)       12/15/04      9.000              2
           0   Ginnie Mae Pool #009827(1)                            (AAA , Aaa)       04/15/06      8.250             56
           1   Ginnie Mae Pool #112986                               (AAA , Aaa)       07/15/14     13.500            789
       1,494   Ginnie Mae Pool #429679                               (AAA , Aaa)       11/15/33      5.500      1,526,655
       1,360   GNMA TBA                                              (AAA , Aaa)       09/01/34      6.000      1,411,424
         799   JPMorgan Chase Commercial Mortgage Securities
                Corp., Series 2004-CB9, Class A1#                    (AAA , Aaa)       06/12/41      3.475        799,919
       1,340   LB-UBS Commercial Mortgage Trust,
                Series 2004-C2, Class A4                             (AAA , Aaa)       03/15/36      4.367      1,304,979
                                                                                                             ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $62,803,152)                                                            63,844,853
                                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------     ------   ------------
FOREIGN BONDS (5.7%)
BANKS (1.2%)
$        515   Korea Development Bank, Global Notes (Korea)           (A- , A3)        07/20/09      4.750   $    528,114
         940   Royal Bank of Scotland Group PLC, Series 3,
                Perpetual Global Bonds (Callable 12/31/05 @
                $100.00) (United Kingdom)                              (A , A1)        11/29/49      7.816        998,980
                                                                                                             ------------
                                                                                                                1,527,094
                                                                                                             ------------
BEVERAGES (0.2%)
         305   Diageo Finance BV, Global Company Guaranteed
                 Notes (Netherlands)                                  (A , A2)         04/01/11      3.875        296,539
                                                                                                             ------------
ELECTRIC (0.2%)
         240   Compania Nacional de Transmision Electrica SA,
                Global Senior Notes (Chile)                          (A- , Baa1)       04/15/11      7.875        279,239
                                                                                                             ------------
FOREST PRODUCTS, PAPER (0.2%)
         215   Tembec Industries, Inc., Global Company
                Guaranteed Notes (Canada)                            (BB- , Ba3)       03/15/12      7.750        218,225
                                                                                                             ------------
HOLDING COMPANIES-DIVERSIFIED (0.5%)
         645   Pacificorp Australia, Rule 144A, Bonds (Australia)++  (AAA , Aaa)       01/15/08      6.150        701,695
                                                                                                             ------------
MEDIA (0.3%)
         300   Thomson Corp., Global Notes (Canada)                   (A- , A3)        01/05/12      6.200       328,006
                                                                                                             ------------
OIL & GAS (0.8%)
         535   Norsk Hydro ASA, Yankee Debentures (Norway)             (A , A2)        06/15/23      7.750        663,309
         320   Petroliam Nasional Berhad, Rule 144A, Bonds
                (Malaysia)++                                         (A- , Baa1)       08/15/15      7.750        386,687
                                                                                                             ------------
                                                                                                                1,049,996
                                                                                                             ------------
SOVEREIGN (2.0%)
         270   Federal Republic of Brazil, Restructured Debt
                 Bonds (Brazil)                                       (B+ , B2)        04/15/14      8.000        265,764
         720   Government of Russia, Series V, Debentures
                (Russia)                                             (BB+ , Ba2)       05/14/08      3.000        648,000
         295   Republic of Colombia, Global Notes (Columbia)         (BB , Ba2)        01/23/12     10.000        330,400
         390   Republic of Venezuela, Euro-dollar Notes
                (Venezuela)#                                           (B , B2)        04/20/11      2.633        324,675
         385   United Mexican States, Global Notes (Mexico)          (BBB- , Baa2)     01/14/11      8.375        454,107
         215   United Mexican States, Global Notes (Mexico)          (BBB- , Baa2)     04/08/33      7.500        227,685
         370   United Mexican States, Series MTN, Global Notes
                (Mexico)                                             (BBB- , Baa2)     01/16/13      6.375        389,425
                                                                                                             ------------
                                                                                                                2,640,056
                                                                                                             ------------
TELECOMMUNICATIONS (0.3%)
         295   Deutsche Telekom International Finance BV, Global
                Company Guaranteed Notes (Netherlands)#              (BBB+ , Baa2)     06/15/30      8.750        379,269
                                                                                                             ------------
TOTAL FOREIGN BONDS (Cost $7,298,365)                                                                           7,420,119
                                                                                                             ------------
UNITED STATES TREASURY OBLIGATIONS (0.0%)
          20   United States Treasury Bonds@@ (Cost $21,142)         (AAA , Aaa)       02/15/31      5.375         21,300
                                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

         NUMBER OF
          SHARES                                                                                                VALUE
         ---------                                                                                           ------------
COMMON STOCKS (0.0%)
FOOD (0.0%)
         836   Archibald Candy Corp.*^ (Cost $71,060)                                                        $         0
                                                                                                             ------------
PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
         350   Centaur Funding Corp., Series B, Rule 144A++ (Cost $371,652)                                       451,828
                                                                                                             ------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
         240   Dayton Superior Corp., Rule 144A, strike $0.01, expires June 2009*++                                     2
                                                                                                             ------------
TELECOMMUNICATIONS (0.0%)
         130   GT Group Telecom, Inc., Rule 144A, strike $0.00, expires February 2010*++                                0
          50   IWO Holdings, Inc., Rule 144A, strike $7.00, expires January 2011*++                                     1
                                                                                                             ------------
                                                                                                                        1
                                                                                                             ------------
TOTAL WARRANTS (Cost $21,326)                                                                                           3
                                                                                                             ------------

     CONTRACTS
     ---------
OPTIONS PURCHASED (0.0%)
CALL OPTIONS (0.0%)
       1,170   Brazilian Real, strike $3.121, expires 10/20/04 (Cost $14,246)                                      11,946
                                                                                                             ------------

        PAR                                                            RATINGS+
       (000)                                                         (S&P/MOODY'S)     MATURITY     RATE%       VALUE
       -----                                                         -------------     --------     ------   ------------
SHORT-TERM U.S. TREASURY OBLIGATION (2.9%)
UNITED STATES TREASURY BILLS (2.9%)
$      3,760   United States Treasury Bills^^# (Cost $3,752,663)     (AAA , Aaa)       10/21/04      1.410      3,752,695
                                                                                                             ------------
SHORT-TERM INVESTMENTS (11.4%)
   2,550,000   Freddie Mac Discount Notes^^                          (AAA , Aaa)       11/04/04      1.796      2,542,814
   1,869,000   State Street Bank and Trust Co. Euro Time
                Deposit^^                                                              09/01/04      0.750      1,869,000

        NUMBER OF
         SHARES
         ------
  10,328,255   State Street Navigator Prime Funds@@@                                                            10,328,255
                                                                                                             -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $14,740,830)                                                                 14,740,069
                                                                                                             -------------

TOTAL INVESTMENTS AT VALUE (116.6%) (Cost $149,081,109)                                                        151,330,961

LIABILITIES IN EXCESS OF OTHER ASSETS (-16.6%)                                                                 (21,638,979)
                                                                                                             -------------
NET ASSETS (100.0%)                                                                                          $ 129,691,982
                                                                                                             =============

                 See Accompanying Notes to Financial Statements.

OPEN OPTION CONTRACTS WRITTEN

                        NUMBER OF         EXERCISE       EXPIRATION
NAME OF ISSUER          CONTRACTS           PRICE           DATE             VALUE
------------------------------------------------------------------------------------
S&P 500 Put Option         74                0.55         9/19/2004        $   4,070
S&P 500 Put Option         74                2.70         9/19/2004           19,980
                                                                           ---------
                                                                           $  24,050
                                                                           =========

** Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations -- The interest rate shown is the rate as of August 31, 2004.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to a value of $5,712,108 or 4.40% of net assets.

++++    Collateral segregated for futures contracts.

++++++  A portion of the security is pledged as collateral for Options Written.

##      Security in default.

*       Non-income producing security.

@@      Security or portion thereof is out on loan.

@@@ Represents security purchased with cash collateral received for securities on loan.

^^      Collateral segregated for TBA securities.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(1)     Par value of security held is less than $1,000.

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced
                                 NR = Not Rated

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
August 31, 2004

   PAR                                                                    RATINGS**
  (000)                                                                 (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS (80.5%)

AEROSPACE (1.2%)
  $    100  BE Aerospace, Inc., Series B, Senior Subordinated
             Notes (Callable 03/01/05 @ $100.00)                         (B- , Caa3)      03/01/08            8.000   $     97,875
       100  DRS Technologies, Inc., Global Senior
             Subordinated Notes (Callable 11/01/08 @ $103.44)              (B , B2)       11/01/13            6.875        103,500
       100  L-3 Communications Corp., Global Company
             Guaranteed Notes (Callable 07/15/08 @ $103.06)              (BB- , Ba3)      07/15/13            6.125         99,000
       100  Standard Aero Holdings, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 09/01/09 @ $104.13)++          (B- , Caa1)      09/01/14            8.250        103,250
                                                                                                                      ------------
                                                                                                                           403,625
                                                                                                                      ------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (4.1%)
       100  Collins & Aikman Products Corp., Company
             Guaranteed Notes@@                                           (B- , B3)       04/15/06           11.500        101,050
       250  Collins & Aikman Products Corp., Rule 144A,
             Senior Subordinated Notes++@@                                (B- , B3)       08/15/12           12.875        250,625
       100  Cummins, Inc., Global Senior Notes (Callable
             12/01/06 @ $104.75)@@                                       (BB+ , Ba2)      12/01/10            9.500        116,000
       100  Holley Performance Products, Series B, Company
             Guaranteed Notes (Callable 09/15/04 @ $104.08)             (CCC- , Caa3)     09/15/07           12.250         89,500
       150  Keystone Automotive Operations, Global Senior
             Subordinated Notes (Callable 11/01/08 @
             $104.88)                                                     (B- , B3)       11/01/13            9.750        162,375
       450  Motor Coach Industries International, Inc.,
             Company Guaranteed Notes (Callable
             05/01/05 @ $103.75)                                          (CCC , Ca)      05/01/09           11.250        274,500
       150  Stanadyne Corp., Rule 144A, Senior Subordinated
             Notes (Callable 08/15/09 @ $105.00)++                        (B , Caa1)      08/15/14           10.000        156,000
       100  Tenneco Automotive, Inc., Series B, Global
             Secured Notes (Callable 07/15/08 @ $105.12)@@                (B- , B2)       07/15/13           10.250        116,250
        65  TRW Automotive, Inc., Global Senior Subordinated
             Notes (Callable 02/15/08 @ $105.50)@@                        (BB- , B2)      02/15/13           11.000         78,975
                                                                                                                      ------------
                                                                                                                         1,345,275
                                                                                                                      ------------
BROADCAST/OUTDOOR (1.9%)
       100  Entravision Communications Corp., Global
             Company Guaranteed Notes (Callable
             03/15/06 @ $104.06)@@                                        (B- , B3)       03/15/09            8.125        106,000
       125  Gray Television, Inc., Global Company Guaranteed
             Notes (Callable 12/15/06 @ $104.62)@@                        (B- , B2)       12/15/11            9.250        140,781
       100  Paxson Communications Corp., Global Company
             Guaranteed Notes (Callable 01/15/06 @ $106.12)*             (CCC , Caa1)     01/15/09             0.00         85,125
       100  Radio One, Inc., Series B, Global Company
             Guaranteed Notes (Callable 07/01/06 @
             $104.44)@@                                                   (B- , B2)       07/01/11            8.875        111,375

                 See Accompanying Notes to Financial Statements.

   PAR                                                                    RATINGS**
  (000)                                                                 (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

BROADCAST/OUTDOOR
  $    100  Sinclair Broadcast Group, Inc., Global Company
             Guaranteed Notes                                              (B , B2)       12/15/11            8.750   $    108,625
        75  Susquehanna Media Co., Global Senior
             Subordinated Notes (Callable 04/15/08 @ $103.69)              (B , B1)       04/15/13            7.375         77,625
                                                                                                                      ------------
                                                                                                                           629,531
                                                                                                                      ------------
BUILDING PRODUCTS (2.2%)
       100  Associated Materials, Inc., Global Company
             Guaranteed Notes (Callable 04/15/07 @ $104.88)               (B- , B3)       04/15/12            9.750        114,000
       100  Building Materials Corp., Company Guaranteed
             Notes                                                        (B+ , B2)       12/01/08            8.000        101,250
       100  Dayton Superior Corp., Company Guaranteed
             Notes (Callable 06/15/07 @ $102.17)                         (CCC , Caa2)     06/15/09           13.000         97,500
       250  Ply Gem Industries, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 02/15/08 @ $104.50)++           (B- , B3)       02/15/12            9.000        252,500
       151  Werner Holding Company, Inc., Series A,
             Company Guaranteed Notes (Callable 11/15/04 @ $101.67)      (CCC+ , B3)      11/15/07           10.000        136,955
                                                                                                                      ------------
                                                                                                                           702,205
                                                                                                                      ------------
CABLE (7.3%)
       250  Adelphia Communications Corp., Series B,
             Senior Notes##                                               (NR , NR)       12/31/49           10.500        233,750
       600  Cablevision Systems Corp., Rule 144A, Senior
             Notes++                                                      (B+ , B3)       04/15/12            8.000        618,000
       250  Century Communications Corp., Senior Discount
             Notes##                                                      (NR , NR)       12/31/49             0.00        238,750
       200  Charter Communications Holdings LLC, Senior
             Discount Notes (Callable 04/01/05 @ $103.31)+               (CCC- , Ca)      04/01/11            9.920        159,000
       100  Charter Communications Holdings LLC, Senior
             Notes (Callable 01/15/05 @ $105.12)@@                       (CCC- , Ca)      01/15/10           10.250         82,750
       150  Frontiervision Holdings LP, Senior Discount Notes
             (Callable 09/15/04 @ $101.98)##                              (NR , NR)       09/15/07           11.875        187,500
       100  Insight Communications Company, Inc., Senior
             Discount Notes (Callable 02/15/06 @ $106.12)+@@             (B- , Caa2)      02/15/11             0.00         90,250
       100  Insight Midwest/Insight Capital Corp., Senior Notes
             (Callable 10/01/04 @ $104.88)@@                              (B+ , B2)       10/01/09            9.750        105,500
       100  LodgeNet Entertainment Corp., Senior
             Subordinated Debentures (Callable 06/15/08
             $104.75)@@                                                   (B- , B3)       06/15/13            9.500        109,750
       150  Mediacom LLC Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)@@                              (B+ , B2)       01/15/13            9.500        147,750
       150  Mediacom LLC Capital Corp., Senior Notes
             (Callable 02/15/06 @ $103.94)                                (B+ , B2)       02/15/11            7.875        144,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

CABLE
   $   100  Northland Cable Television, Inc., Company
             Guaranteed Notes (Callable 11/15/04 @ $101.71)              (CC , Caa3)      11/15/07           10.250   $    101,625
       125  Olympus Communications LP, Series B, Senior
             Notes (Callable 11/15/04 @ $100.00)##@@                      (NR , NR)       11/15/06           10.625        156,406
                                                                                                                      ------------
                                                                                                                         2,375,781
                                                                                                                      ------------
CAPITAL GOODS (1.3%)
       100  Intermet Corp., Global Company Guaranteed
             Notes (Callable 06/15/06 @ $104.88)                           (B , B2)       06/15/09            9.750         88,500
       105  JII Holdings LLC, Rule 144A, Secured Notes
             (Callable 01/01/05 @ $106.50)++                             (CCC- , Caa2)    04/01/07           13.000         95,025
       160  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 11/15/04 @ $100.00)                               (CCC , Caa1)     11/15/06           10.750        148,000
       100  SPX Corp., Senior Notes (Callable 01/01/08 @
             $103.75)@@                                                  (BB+ , Ba3)      01/01/13            7.500        105,000
                                                                                                                      ------------
                                                                                                                           436,525
                                                                                                                      ------------
CHEMICALS (3.9%)
       100  Crompton Corp., Rule 144A, Senior Notes
             (Callable 08/01/08 @ $104.94)++                               (B , B1)       08/01/12            9.875        104,500
       100  Equistar Chemicals LP/ Equistar Funding Corp.,
             Global Company Guaranteed Notes                              (B+ , B2)       09/01/08           10.125        111,750
       150  HMP Equity Holdings Corp., Global Senior
             Discount Notes (Callable 11/15/04 @ $64.79)                 (CCC+ , NR)      05/15/08             0.00         89,250
       100  Huntsman Company LLC, Rule 144A, Company
             Guaranteed Notes (Callable 07/15/08 @ $105.75)++            (CCC+ , B3)      07/15/12           11.500        103,000
       100  IMC Global, Inc., Series B, Global Company
             Guaranteed Notes (Callable 06/01/06 @ $105.62)               (B+ , B1)       06/01/11           11.250        117,750
       200  Innophos, Inc., Rule 144A Senior Subordinated Notes
             (Callable 08/16/09 @ $104.44)++                              (B- , B3)       08/15/14            8.875        209,000
       110  Lyondell Chemical Co., Series B, Secured Notes
             (Callable 05/01/05 @ $102.47)                                (B+ , B1)       05/01/07            9.875        116,462
       100  Nalco Co., Rule 144A, Senior Subordinated Notes
             (Callable 11/15/08 @ $104.44)++@@                           (B- , Caa1)      11/15/13            8.875        108,375
       100  Polyone Corp., Senior Notes                                   (B+ , B3)       05/01/12            8.875        102,000
       100  Radnor Holdings Corp., Global Senior Notes
             (Callable 03/15/07 @ $105.50)                              (CCC+ , Caa1)     03/15/10           11.000         84,500
       100  Terra Capital, Inc., Global Secured Notes (Callable
             06/01/07 @ $105.75)                                         (B- , Caa1)      06/01/10           11.500        112,000
                                                                                                                      ------------
                                                                                                                         1,258,587
                                                                                                                      ------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.8%)
       100  Block Communications, Inc., Global Company
             Guaranteed Notes (Callable 04/15/06 @ $104.62)               (B- , B2)       04/15/09            9.250        105,250
       150  Time Warner Telecom LLC, Senior Notes (Callable
             07/15/04 @ $103.25)@@                                       (CCC+ , B3)      07/15/08            9.750        146,250
                                                                                                                      ------------
                                                                                                                           251,500
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

CONSUMER PRODUCTS/TOBACCO (6.1%)
  $    125  Central Garden & Pet Co., Global Company
             Guaranteed Notes (Callable 02/01/08 @
             $104.56)@@                                                   (B+ , B2)       02/01/13            9.125   $    136,875
       150  Chattem, Inc., Global Senior Subordinated Notes
             (Callable 03/01/09 @ $103.50)@@                              (B- , B2)       03/01/14            7.000        149,250
       715  Diamond Brands Operating, Company Guaranteed
             Notes (Callable 04/15/05 @ $101.69)##                        (NR , NR)       04/15/08           10.125             72
       100  DIMON, Inc., Series B, Global Company
             Guaranteed Notes (Callable 10/15/06 @
             $104.81)@@                                                   (BB , Ba3)      10/15/11            9.625        103,750
       250  General Binding Corp., Company Guaranteed
             Notes (Callable 06/01/05 @ $101.56)                         (B- , Caa1)      06/01/08            9.375        256,875
       100  Jarden Corp., Global Company Guaranteed Notes
             (Callable 05/01/07 @ $104.88)                                (B- , B2)       05/01/12            9.750        110,000
       250  Johnsondiversey Holdings, Inc., Global Discount
             Notes (Callable 05/15/07 @ $105.34)+                          (B , B3)       05/15/13             0.00        204,375
       100  Johnsondiversey, Inc., Series B, Global Company
             Guaranteed Notes (Callable 05/15/07 @ $104.81)                (B , B2)       05/15/12            9.625        112,500
       250  Jostens, Inc., Senior Subordinated Notes (Callable
             05/01/05 @ $106.38)                                          (B- , B3)       05/01/10           12.750        283,437
       200  K2, Inc., Rule 144A, Senior Notes (Callable
             07/01/09 @ $103.69)++                                        (BB , Ba3)      07/01/14            7.375        208,000
       100  Playtex Products, Inc., Global Company
             Guaranteed Notes (Callable 06/01/06 @
             $104.69)@@                                                 (CCC+ , Caa2)     06/01/11            9.375        102,125
       150  Prestige Brands, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 04/15/08 @ $104.63)++          CCC+ , Caa1)     04/15/12            9.250        150,000
       150  TriMas Corp., Global Company Guaranteed Notes
             (Callable 06/15/07 @ $104.94)                                 (B , B3)       06/15/12            9.875        159,750
                                                                                                                      ------------
                                                                                                                         1,977,009
                                                                                                                      ------------
CONTAINERS (2.3%)
       150  Berry Plastics Corp., Global Company Guaranteed
             Notes (Callable 07/15/07 @ $105.38)@@                        (B- , B3)       07/15/12           10.750        168,750
       100  Constar International, Inc., Senior Subordinated
             Notes (Callable 12/01/07 @ $105.50)@@                        (B , Caa1)      12/01/12           11.000         97,000
       100  Owens-Illinois, Inc., Senior Notes                            (B , Caa1)      05/15/08            7.350        103,500
       100  Pliant Corp., Global Secured Notes (Callable
             06/15/07 @ $105.56)+                                          (B , B3)       06/15/09             0.00         88,750
       200  Solo Cup Company, Senior Subordinated Notes
             (Callable 02/15/09 @ $104.25)@@                              (B- , B3)       02/15/14            8.500        195,000
       100  Tekni-Plex, Inc., Series B, Company Guaranteed
             Notes (Callable 06/15/05 @ $106.38)                          (B- , B3)       06/15/10           12.750         97,000
                                                                                                                      ------------
                                                                                                                           750,000
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

DIVERSIFIED TELECOMMUNICATIONS (0.6%)
  $    200  Qwest Corp., Rule 144A, Senior Notes++                       (BB- , Ba3)      09/01/11            7.875   $    203,500
                                                                                                                      ------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.2%)
       373  Ampex Corp., Secured Notes                                    (NR , NR)       08/15/08           12.000         55,904
                                                                                                                      ------------
ENERGY - OTHER (3.1%)
       100  Amerigas Partners LP Eagle Finance Corp.,
             Series B, Global Senior Notes (Callable
             05/20/06 @ $104.44)                                          (BB- , B2)      05/20/11            8.875        109,500
       100  Dynegy Holdings, Inc., Senior Notes                         (CCC+ , Caa2)     02/15/12            8.750        100,750
       500  Eagle Geophysical, Inc., Liquidating Trust^                   (NR , NR)       07/15/08           10.750             18
       100  El Paso CGP Co., Notes@@                                    (CCC+ , Caa1)     02/01/09            6.375         93,000
       100  El Paso Corp., Senior Notes@@                               (CCC+ , Caa1)     05/15/11            7.000         94,000
       100  El Paso Production Holding Co., Global Company
             Guaranteed Notes (Callable 06/01/08 @ $103.88)               (B- , B3)       06/01/13            7.750         98,750
        74  Giant Industries, Inc., Global Company Guaranteed
             Notes (Callable 05/15/07 @ $105.50)                          (B- , B3)       05/15/12           11.000         84,175
       150  NRG Energy, Inc., Rule 144A, Secured Notes
             (Callable 12/15/08 @ $104.00)++                              (B+ , B2)       12/15/13            8.000        158,250
       100  Pacific Energy Partners LP, Rule 144A, Senior
             Notes (Callable 06/15/09 @ $103.56)++                       (BB , Ba2)       06/15/14            7.125        106,250
       150  Reliant Resources, Inc., Global Secured Notes
             (Callable 07/15/08 @ $104.75)                                (B , B1)        07/15/13            9.500        166,500
                                                                                                                      ------------
                                                                                                                         1,011,193
                                                                                                                      ------------
ENVIRONMENTAL SERVICES (0.5%)
       200  Capital Environmental Resource, Inc., Rule 144A,
             Senior Subordinated Notes (Callable 04/15/09 @
             $104.75)++                                                  (B- , Caa1)      04/15/14            9.500        178,000
                                                                                                                      ------------
FINANCE - OTHER (1.5%)
       100  Alamosa Delaware, Inc., Global Senior Notes
             (Callable 01/31/08 @ $104.25)@@                            (CCC , Caa1)      01/31/12            8.500        100,000
       100  Genesis Healthcare Corp., Senior Subordinated
             Notes (Callable 10/15/08 @ $104.00)                          (B- , B3)       10/15/13            8.000        107,250
       100  Rainbow National Services LLC, Rule 144A, Senior
             Notes (Callable 09/01/08 @ $104.38)++                       (CCC+ , B3)      09/01/12            8.750        103,250
       150  Ventas Realty LP, Global Company Guaranteed
             Notes                                                       (BB- , Ba3)      05/01/12            9.000        168,000
                                                                                                                      ------------
                                                                                                                           478,500
                                                                                                                      ------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (3.4%)
       100  B&G Foods, Inc., Series D, Global Company
             Guaranteed Notes (Callable 08/01/05 @ $100.00)              (CCC+ , B3)      08/01/07            9.625        101,875
        25  Birds Eye Foods, Inc., Company Guaranteed Notes
             (Callable 11/01/04 @ $103.96)                                (B- , B3)       11/01/08           11.875         26,344
       100  Eagle Family Foods, Inc., Series B, Company
             Guaranteed Notes (Callable 01/15/05 @ $101.46)             (CCC+ , Caa2)     01/15/08            8.750         75,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

FOOD PROCESSORS/BEVERAGE/BOTTLING
  $    150  Land O' Lakes, Inc., Global Senior Notes (Callable
             11/15/06 @ $104.38)                                          (B- , B3)       11/15/11            8.750   $    141,000
       200  National Beef Packing Company LLC, Global
             Senior Notes (Callable 08/01/07 @ $105.25)                    (B , B2)       08/01/11           10.500        207,000
       200  National Wine & Spirits, Inc., Company
             Guaranteed Notes (Callable 01/15/05 @ $103.38)              (CCC+ , B3)      01/15/09           10.125        185,000
       100  Pilgrim's Pride Corp., Company Guaranteed Notes
             (Callable 09/15/06 @ $104.81)                                (BB- , B1)      09/15/11            9.625        112,250
       100  Pinnacle Foods Holdings Corp., Rule 144A, Senior
             Subordinated Notes (Callable 12/01/08 @ $104.12)++            (B , B3)       12/01/13            8.250         95,750
       150  Premier International Foods PLC, Yankee Senior
             Notes (Callable 09/01/04 @ $106.00)                          (B- , B3)       09/01/09           12.000        159,750
                                                                                                                      ------------
                                                                                                                         1,104,469
                                                                                                                      ------------
GAMING (6.0%)
       100  Ameristar Casinos, Inc., Global Company
             Guaranteed Notes (Callable 02/15/06 @ $105.38)                (B , B2)       02/15/09           10.750        113,250
       100  Argosy Gaming Co., Senior Subordinated Notes
             (Callable 09/01/06 @ $104.50)@@                              (B+ , Ba3)      09/01/11            9.000        112,000
       100  Aztar Corp., Global Senior Subordinated Notes
             (Callable 08/15/06 @ $104.50)                                (B+ , Ba3)      08/15/11            9.000        110,625
       100  Circus & Eldorado, Global First Mortgage Notes
             (Callable 03/01/07 @ $105.06)@@                              (B+ , B1)       03/01/12           10.125        104,250
       150  Hard Rock Hotel, Inc., Global Notes (Callable
             06/01/08 @ $104.44)                                           (B , B3)       06/01/13            8.875        160,125
       150  Herbst Gaming, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 06/01/08 @ $104.06)++           (B- , B3)       06/01/12            8.125        151,875
       100  Inn of The Mountain Gods, Rule 144A, Senior
             Notes (Callable 11/15/07 @ $106.00)++@@                      (B , Caa1)      11/15/10           12.000        113,500
       100  Majestic Star Casino LLC, Company Guaranteed
             Notes (Callable 10/15/07 @ $104.75)@@                         (B , B2)       10/15/10            9.500        102,750
       200  MGM Mirage, Rule 144A, Senior Notes++                        (BB+ , Ba1)      09/01/12            6.750        205,000
       100  OED Corp., Rule 144A, Company Guaranteed
             Notes (Callable 04/15/08 @ $104.38)++                         (B , B2)       04/15/12            8.750         93,250
       100  Penn National Gaming, Inc., Series B, Global
             Company Guaranteed Notes (Callable 03/01/05 @ $105.56)        (B , B2)       03/01/08           11.125        109,500
       188  Waterford Gaming LLC, Rule 144A, Senior Notes
             (Callable 09/15/08 @ $103.55)++                              (B+ , B1)       09/15/12            8.625        201,160
       300  Windsor Woodmont Black Hawk, Series B, First
             Mortgage Notes##                                             (NR , NR)       03/15/05           13.000        297,750
        67  Wynn Las Vegas LLC, Second Mortgage Note
             (Callable 11/01/06 @ $112.00)                               (CCC+ , B3)      11/01/10           12.000         82,745
                                                                                                                      ------------
                                                                                                                         1,957,780
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

HEALTHCARE FACILITIES/SUPPLIES (2.9%)
   $   100  Alpharma, Inc., Rule 144A, Senior Notes (Callable
             05/01/07 @ $104.31)++                                         (B , B3)       05/01/11            8.625   $    100,750
       100  Fisher Scientific International, Inc., Rule 144A,
             Senior Subordinated Notes (Callable 08/15/09 @ $103.38)++   (BB+ , Ba2)      08/15/14            6.750        103,750
       100  Medical Device Manufacturing, Inc., Rule 144A,
             Company Guaranteed Notes (Callable 07/15/08 @ $105.00)++    (B- , Caa1)      07/15/12           10.000        106,000
       250  MQ Associates, Inc., Rule 144A, Senior Discount
             Notes (Callable 08/15/08 @ $109.00)+++                      (B- , Caa1)      08/15/12             0.00        156,250
        50  Rotech Healthcare, Inc., Global Company
             Guaranteed Notes (Callable 04/01/07 @ $104.75)               (B+ , B2)       04/01/12            9.500         53,500
       100  Tenet Healthcare Corp., Rule 144A, Senior Notes++@@           (B- , B3)       07/01/14            9.875        104,750
       100  Universal Hospital Services, Inc., Global Senior
             Notes (Callable 11/01/07 @ $105.06)@@                        (B- , B3)       11/01/11           10.125        102,000
       100  Vanguard Health Systems, Inc., Global Company
             Guaranteed Notes (Callable 08/01/06 @ $104.88)@@            (CCC+ , B3)      08/01/11            9.750        116,500
       100  Vicar Operating, Inc., Company Guaranteed Notes
             (Callable 12/01/05 @ $104.94)                                 (B , B2)       12/01/09            9.875        111,000
                                                                                                                      ------------
                                                                                                                           954,500
                                                                                                                      ------------
HOME BUILDERS (0.3%)
       100  Beazer Homes USA, Inc., Global Company
             Guaranteed Notes (Callable 04/15/07 @ $104.19)               (BB , Ba1)      04/15/12            8.375        109,250
                                                                                                                      ------------
INDUSTRIAL - OTHER (0.3%)
       100  Wolverine Tube, Inc., Global Company Guaranteed
             Notes (Callable 04/01/06 @ $105.25)@@                        (B+ , B3)       04/01/09           10.500        110,000
                                                                                                                      ------------
LEISURE (2.5%)
       100  Affinity Group, Inc., Global Senior Subordinated
             Notes (Callable 02/15/08 @ $104.50)                          (B- , B3)       02/15/12            9.000        105,000
        72  AMC Entertainment, Inc., Senior Subordinated
             Notes (Callable 02/01/05 @ $103.17)@@                      (CCC+ , Caa1)     02/01/11            9.500         73,800
       100  Bally Total Fitness Holding Corp., Global Senior
             Notes (Callable 07/15/07 @ $105.25)@@                         (B , B2)       07/15/11           10.500         94,250
       200  Booth Creek Ski Holdings, Inc., Series B, Company
             Guaranteed Notes (Callable 03/15/05 @ $100.00)             (CCC+ , Caa1)     03/15/07           12.500        202,000
       100  Cinemark USA, Inc., Global Senior Subordinated
             Notes (Callable 02/01/08 @ $104.50)                          (B- , B3)       02/01/13            9.000        111,250
       150  Six Flags, Inc., Rule 144A, Global Senior Notes
             (Callable 6/01/09 @ $104.81)++@@                             (B- , B3)       06/01/14            9.625        139,875
       100  Speedway Motorsports, Inc., Global Senior
             Subordinated Notes (Callable 06/01/08 @
             $103.38)@@                                                   (B+ , Ba2)      06/01/13            6.750        104,500
                                                                                                                      ------------
                                                                                                                           830,675
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

METALS & MINING (1.9%)
   $   200  AK Steel Corp., Global Company Guaranteed Notes
             (Callable 06/15/07 @ $103.88)                                (B+ , B3)       06/15/12            7.750   $    189,000
       100  Earle M. Jorgensen Co., Global Secured Notes
             (Callable 06/01/07 @ $104.88)                                (B- , B2)       06/01/12            9.750        111,500
       150  Ispat Inland ULC, Rule 144A, Secured Notes
             (Callable 04/01/09 @ $104.88)++                              (B , Caa1)      04/01/14            9.750        160,875
       100  Metallurg, Inc., Series B, Company Guaranteed
             Notes (Callable 12/01/04 @ $101.83)                          (CC , Ca)       12/01/07           11.000         57,500
       100  UCAR Finance, Inc., Global Company Guaranteed
             Notes (Callable 02/15/07 @ $105.12)@@                         (B , B2)       02/15/12           10.250        114,000
                                                                                                                      ------------
                                                                                                                           632,875
                                                                                                                      ------------

OIL EQUIPMENT (0.7%)
       115  Parker Drilling Co., Series B, Company Guaranteed
             Notes (Callable 11/15/04 @ $105.06)@@                        (B- , B2)       11/15/09           10.125        122,763
       100  Pride International, Inc., Rule 144A, Senior Notes
             (Callable 07/15/09 @ $103.69)++                             (BB- , Ba2)      07/15/14            7.375        107,000
                                                                                                                      ------------
                                                                                                                           229,763
                                                                                                                      ------------

PAPER & FOREST PRODUCTS (1.6%)
       100  Caraustar Industries, Inc., Global Company
             Guaranteed Notes (Callable 04/01/06 @ $105.25)@@             (B , Caa1)      04/01/11            9.875        106,250
       100  Georgia-Pacific Corp., Notes                                 (BB+ , Ba3)      05/15/06            7.500        107,250
       200  Newark Group, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 03/15/09 @ $104.88)++          (B- , Caa1)      03/15/14            9.750        195,000
       100  Stone Container Finance, Rule 144A, Company
             Guaranteed Notes (Callable 7/15/09 @ $103.69)++               (B , B2)       07/15/14            7.375        103,750
                                                                                                                      ------------
                                                                                                                           512,250
                                                                                                                      ------------

PHARMACEUTICALS (0.3%)
        82  Biovail Corp., Yankee Senior Subordinated Notes
             (Callable 04/01/06 @ $103.94)@@                              (BB- , B2)      04/01/10            7.875         83,435
                                                                                                                      ------------

PUBLISHING (1.5%)
       100  Dex Media, Inc., Rule 144A, Notes (Callable
             11/15/08 @ $104.00)++                                         (B , B3)       11/15/13            8.000        104,250
       300  Liberty Group Publishing, Inc., Debentures
             (Callable 02/01/05 @ $101.94)+                              (CCC+ , Caa2)    02/01/09           11.625        297,750
       100  Phoenix Color Corp., Company Guaranteed Notes
             (Callable 02/01/05 @ $103.46)                               (CCC+ , Caa2)    02/01/09           10.375         97,000
       500  Premier Graphics, Inc., Company Guaranteed
             Notes (Callable 12/01/04 @ $100.00)##^                        (NR , NR)      12/01/49           11.500              0
                                                                                                                      ------------
                                                                                                                           499,000
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

RESTAURANTS (0.8%)
   $   100  American Restaurant Group, Inc., Series D,
             Company Guaranteed Notes (Callable
             11/01/04 @ $105.75)##                                       (NR , Caa2)      11/01/06           11.500   $     59,500
       215  AmeriKing, Inc., Senior Notes##                               (NR , NR)       11/15/07           10.750              0
        29  AmeriKing, Inc., Senior Notes##                               (NR , NR)       05/15/08           13.000              0
       200  AmeriKing, Inc., Units##                                      (NR , NR)       05/15/08           13.000              0
       100  Carrols Corp., Company Guaranteed Notes
             (Callable 12/01/04 @ $103.17)                                (B- , B3)       12/01/08            9.500        103,250
       100  Sbarro, Inc., Company Guaranteed Notes
             (Callable 09/15/04 @ $105.50)@@                             (CCC , Caa2)     09/15/09           11.000         90,750
                                                                                                                      ------------
                                                                                                                           253,500
                                                                                                                      ------------

RETAIL-FOOD & DRUG (2.0%)
       200  Duane Reade, Inc., Rule 144A, Senior Subordinated
             Notes (Callable 08/01/08 @ $104.88)++                       (CCC+ , B3)      08/01/11            9.750        200,000
       100  Great Atlantic & Pacific Tea Company, Inc., Notes              (B , B3)       04/15/07            7.750         90,500
       100  Jean Coutu Group (PJC), Inc., Rule 144A, Senior
             Subordinated Notes (Callable 8/01/09 @ $104.25)++             (B , B3)       08/01/14            8.500        101,250
        95  Nutritional Sourcing Corp., Notes (Callable
             06/05/05 @ $101.00)                                          (NR , NR)       08/01/09           10.125         63,931
       100  Rite Aid Corp., Global Secured Notes (Callable
             05/01/07 @ $104.06)                                          (B+ , B2)       05/01/10            8.125        105,500
       100  Roundy's, Inc., Series B, Global Company
             Guaranteed Notes (Callable 06/15/07 @ $104.44)                (B , B2)       06/15/12            8.875        106,750
                                                                                                                      ------------
                                                                                                                           667,931
                                                                                                                      ------------

RETAIL STORES (3.0%)
       100  AutoNation, Inc., Global Company Guaranteed Notes            (BBB- , Ba2)     08/01/08            9.000        114,750
       100  Finlay Fine Jewelry Corp., Rule 144A, Senior
             Notes (Callable 06/01/08 @ $104.19)++                        (B+ , B1)       06/01/12            8.375        107,000
       370  Flooring America, Inc., Series B, Company
             Guaranteed Notes (Callable 10/15/04 @ $101.16)##             (NR , NR)       10/15/07            9.250              0
       100  Jafra Cosmetics/Distribution, Global Company
             Guaranteed Notes (Callable 05/15/07 @ $105.38)               (B- , B3)       05/15/11           10.750        114,750
       150  Leslie's Poolmart, Series B, Senior Notes (Callable
             07/15/05 @ $102.59)                                          (B- , B2)       07/15/08           10.375        153,750
       100  Michaels Stores, Inc., Senior Notes (Callable
             07/01/05 @ $104.62)                                         (BB+ , Ba1)      07/01/09            9.250        109,375
       100  Pep Boys - Manny, Moe & Jack, Notes                           (BB- , B2)      06/01/05            7.000        103,000
       125  Pep Boys - Manny, Moe & Jack, Series MTNB,
             Notes                                                        (BB- , B2)      07/07/06            6.920        129,375
        22  Petco Animal Supplies, Inc., Global Senior
             Subordinated Notes (Callable 11/01/06 @ $105.38)             (B+ , B2)       11/01/11           10.750         24,970
       100  United Auto Group, Inc., Global Company
             Guaranteed Notes (Callable 03/15/07 @ $104.81)                (B , B3)       03/15/12            9.625        111,500
                                                                                                                      ------------
                                                                                                                           968,470
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

SATELLITE (0.7%)
   $   150  Panamsat Corp., Rule 144A, Company
             Guaranteed Notes (Callable 08/15/09 @ $104.50)++             (B+ , B1)       08/15/14            9.000   $    157,125
       100  Pegasus Communications Corp., Series B, Senior
             Notes (Callable 12/01/04 @ $101.63)##                        (NR , NR)       12/01/06            9.750         66,125
       250  Pegasus Satellite Communication, Global Senior
             Discount Notes (Callable 03/01/05 @ $103.38)##+@@            (NR , NR)       03/01/07           13.500          5,625
                                                                                                                      ------------
                                                                                                                           228,875
                                                                                                                      ------------

SECONDARY OIL & GAS PRODUCERS (2.5%)
       116  Chesapeake Energy Corp., Senior Notes (Callable
             01/15/09 @ $103.44)@@                                       (BB- , Ba3)      01/15/16            6.875        118,030
       100  Continental Resources, Inc., Company Guaranteed
             Notes (Callable 08/01/05 @ $101.71)                        (CCC+ , Caa1)     08/01/08           10.250        103,875
        65  Magnum Hunter Resources, Inc., Global Company
             Guaranteed Notes (Callable 03/15/07 @ $104.80)               (B+ , B2)       03/15/12            9.600         73,613
       100  Newfield Exploration Co., Rule 144A, Senior
             Subordinated Notes (Callable 09/01/09 @ $103.31)++          (BB- , Ba3)      09/01/14            6.625        103,000
       100  Plains Exploration & Production Co., Series B,
              Global Company Guaranteed Notes (Callable
             07/01/07 @ $104.38)                                          (B+ , Ba3)      07/01/12            8.750        112,000
       100  Swift Energy Co., Senior Subordinated Notes
             (Callable 05/01/07 @ $104.69)@@                               (B , B2)       05/01/12            9.375        110,500
       100  Vintage Petroleum, Inc., Global Senior Subordinated
             Notes (Callable 05/15/06 @ $103.94)@@                         (B , B1)       05/15/11            7.875        105,000
       100  Whiting Petroleum Corp., Global Senior
             Subordinated Notes (Callable 5/01/08 @ $103.63)              (B- , B2)       05/01/12            7.250        101,250
                                                                                                                      ------------
                                                                                                                           827,268
                                                                                                                      ------------

SERVICES-OTHER (3.7%)
       100  Alderwoods Group, Inc., Rule 144A, Senior Notes
             (Callable 09/15/08 @ $103.88)++                               (B , B2)       09/15/12            7.750        104,500
       250  Ameriserve Finance Trust, Rule 144A, Secured
             Notes (Callable 09/15/04 @ $103.00)##++                      (NR , NR)       09/15/06           12.000         13,125
       150  Great Lakes Dredge & Dock Corp., Global Senior
             Subordinated Notes (Callable 12/15/08 @ $103.88)            (CCC , Caa2)     12/15/13            7.750        125,062
       100  IESI Corp., Global Company Guaranteed Notes
             (Callable 06/15/07 @ $105.12)                                (B- , B3)       06/15/12           10.250        108,500
       100  Iron Mountain, Inc., Company Guaranteed Notes
             (Callable 01/15/08 @ $103.88)                                 (B , B3)       01/15/15            7.750        104,500
       100  La Petite Academy, Inc., Series B, Company
             Guaranteed Notes (Callable 05/15/05 @ $101.67)               (CC , Ca)       05/15/08           10.000         84,500
       100  LNR Property Corp., Series A, Global Senior
             Subordinated Notes (Callable 10/15/08 @ $103.62)             (B+ , Ba3)      10/15/13            7.250        105,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

SERVICES-OTHER
  $    100  Morton's Restaurant Group, Inc., Global Secured
             Notes (Callable 07/01/07 @ $105.30)                          (B- , B2)       07/01/10            7.500   $     95,500
       175  Muzak LLC/Muzak Finance, Global Senior Notes
             (Callable 02/15/06 @ $105.00)                              (CCC+ , Caa1)     02/15/09           10.000        156,625
       100  NationsRent, Inc., Rule 144A, Secured Notes
             (Callable 10/15/07 @ $104.75)++                              (BB- , B2)      10/15/10            9.500        107,500
       100  United Rentals North America, Inc., Global Senior
             Subordinated Notes (Callable 11/15/08 @ $103.88)@@           (B+ , B2)       11/15/13            7.750         93,500
       100  Xerox Corp., Senior Notes@@                                   (B+ , Ba2)      08/15/11            6.875        104,000
                                                                                                                      ------------
                                                                                                                         1,202,312
                                                                                                                      ------------
TECHNOLOGY (1.5%)
       100  Lucent Technologies, Inc., Notes@@                            (B , Caa1)      07/15/06            7.250        104,750
       100  Lucent Technologies, Inc., Notes@@                            (B , Caa1)      11/15/08            5.500         96,750
       100  Seagate Technology HDD Holdings, Global
             Company Guaranteed Notes (Callable 05/15/06 @
             $104.00)@@                                                  (BB+ , Ba2)      05/15/09            8.000        105,500
       100  Solectron Corp., Senior Notes (Callable 02/15/06 @
             $104.81)@@                                                    (B+ , B1)      02/15/09            9.625        110,500
        70  UGS Corp., Rule 144A, Senior Subordinated Notes
             (Callable 06/01/08 @ $105.00)++                               (B- , B3)      06/01/12           10.000         76,650
                                                                                                                      ------------
                                                                                                                           494,150
                                                                                                                      ------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.6%)
       100  BGF Industries, Inc., Series B, Senior Subordinated
             Notes (Callable 01/15/05 @ $103.50)                          (CC , Ca)       01/15/09           10.250         91,250
       100  Levi Strauss & Co., Global Senior Notes (Callable
             12/15/07 @ $106.12)@@                                        (CCC , Ca)      12/15/12           12.250        104,250
                                                                                                                      ------------
                                                                                                                           195,500
                                                                                                                      ------------
TOWER (0.7%)
       100  Crown Castle International Corp., Series B, Global
             Senior Notes (Callable 12/01/08 @ $103.75)@@                 (CCC , B3)      12/01/13            7.500        100,500
       150  SBA Telecommunications, Inc., Global Senior
             Discount Notes (Callable 12/15/07 @ $104.88)+               (CCC- , Caa1)    12/15/11             0.00        117,750
                                                                                                                      ------------
                                                                                                                           218,250
                                                                                                                      ------------
TRANSPORTATION/OTHER (0.3%)
       100  Overseas Shipholding Group, Inc., Global Senior
             Notes (Callable 03/15/08 @ $104.12)                         (BB+ , Ba1)      03/15/13            8.250        108,625
                                                                                                                      ------------
UTILITIES (3.2%)
        48  AES Corp., Senior Notes@@                                     (B- , B2)       06/01/09            9.500         53,640
        50  Allegheny Energy Supply Company LLC, Global
             Notes@@                                                     (CCC+ , B3)      03/15/11            7.800         52,500
       150  Aquila, Inc., Senior Notes@@                                (CCC+ , Caa1)     11/15/09            7.625        153,937
       100  Calpine Corp., Senior Notes@@                               (CCC+ , Caa1)     04/15/09            7.750         61,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
CORPORATE BONDS

UTILITIES
   $   100  CMS Energy Corp., Senior Notes@@                              (B+ , B3)       01/15/09            7.500   $    105,000
       100  Edison Mission Energy, Senior Notes                           (B , B2)        06/15/09            7.730        105,250
       100  Mirant Americas Generation LLC, Senior Notes##                (NR , NR)       05/01/06            7.625         83,750
       100  Mirant Corp., Rule 144A, Senior Notes++##                      (D , Ca)       07/15/49            7.400         62,500
        50  Nevada Power Co., Series E, Global Notes (Callable
             10/15/06 @ $105.44)@@                                        (NR , Ba2)      10/15/09           10.875         58,000
       100  Sierra Pacific Resources, Rule 144A, Senior Notes
             (Callable 03/15/09 @ $104.31)++                              (B- , B2)       03/15/14            8.625        105,500
       200  Tnp Enterprises Incorporated, Senior Subordinated
             Notes (Callable 04/01/05 @ $105.12)                          (BB- , B2)      04/01/10           10.250        216,000
                                                                                                                      ------------
                                                                                                                         1,057,827
                                                                                                                      ------------
WIRELESS (3.1%)
        50  Airgate PCS, Inc., Rule 144A, Secured Notes
             (Callable 01/01/06 @ $104.69)++                             (CCC- , Caa1)    09/01/09            9.375         50,250
       107  AirGate PCS, Inc., Secured Notes (Callable
             01/01/06 @ $104.69)@@                                       (CCC- , Caa1)    09/01/09            9.375        107,133
       200  American Cellular Corp., Series B, Global Senior
             Notes (Callable 08/01/07 @ $105.00)                          (B- , B3)       08/01/11           10.000        163,500
       100  Centennial Cellular Corp., Senior Subordinated
             Notes (Callable 12/15/04 @ $103.58)@@                       (CCC , Caa3)     12/15/08           10.750        103,750
       100  Centennial Communications Corp., Rule 144A,
             Senior Notes (Callable 02/01/09 @ $104.06)++@@              (CCC , Caa1)     02/01/14            8.125         93,250
       100  iPCS, Inc., Rule 144A, Senior Notes (Callable
             05/01/08 @ $105.75)++                                        (CCC , B3)      05/01/12           11.500        105,250
       100  Nextel Communications, Inc., Senior Notes
             (Callable 03/15/09 @ $102.98)                                (BB , Ba3)      03/15/14            5.950         95,500
       150  Nextel Partners, Inc., Global Senior Notes (Callable
             07/01/07 @ $104.06)@@                                       (B- , Caa1)      07/01/11            8.125        157,125
       200  Triton PCS, Inc., Global Company Guaranteed
             Notes (Callable 11/15/06 @ $104.38)@@                        (B- , B3)       11/15/11            8.750        137,500
                                                                                                                      ------------
                                                                                                                         1,013,258
                                                                                                                      ------------
TOTAL CORPORATE BONDS (Cost $27,183,948)                                                                                26,317,098
                                                                                                                      ------------
FOREIGN BONDS (3.0%)
BUILDING PRODUCTS (0.3%)
       100  MAAX Corp., Rule 144A, Senior Subordinated
             Notes (Callable 06/15/08 @ $104.88) (Canada)++               (B- , B3)       06/15/12            9.750        106,000
                                                                                                                      ------------
CABLE (0.3%)
       100  Kabel Deutschland GMBH, Rule 144A, Senior Notes
             (Callable 07/01/09 @ $105.31) (Germany)++                     (B , B3)       07/01/14           10.625        103,000
                                                                                                                      ------------
CHEMICALS (0.7%)
       100  Acetex Corp., Global Senior Notes (Callable
             08/01/05 @ $105.44) (Canada)                                 (B+ , B2)       08/01/09           10.875        110,500
       100  Rhodia SA, Rule 144A, Global Senior Notes
             (France)++@@                                                (CCC+ , B3)      06/01/10           10.250        102,500
                                                                                                                      ------------
                                                                                                                           213,000
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS**
   (000)                                                                (S&P/MOODY'S)     MATURITY           RATE%        VALUE
----------                                                             ---------------    --------          -------   ------------
FOREIGN BONDS

CONTAINERS (0.4%)
   $   100  Crown European Holdings SA, Global Secured
             Notes (Callable 03/01/08 @ $105.44) (France)                  (B , B2)       03/01/13           10.875   $    116,750
                                                                                                                      ------------
GAMING (0.3%)
       100  Kerzner International, Ltd., Global Company
             Guaranteed Notes (Callable 08/15/06 @ $104.44)
             (Bahamas)                                                     (B , B2)       08/15/11            8.875        110,250
                                                                                                                      ------------
INDUSTRIAL - OTHER (0.0%)
       504  International Utility Structures, Inc., Subordinated
             Notes (Callable 02/01/05 @ $102.17) (Canada)##               (NR , NR)       02/01/08           13.000          2,520
                                                                                                                      ------------
PAPER & FOREST PRODUCTS (0.3%)
       100  Abitibi-Consolidated Inc., Rule 144A, Notes
             (Canada)++                                                   (BB , Ba2)      06/15/11            7.750        102,750
                                                                                                                      ------------
SECONDARY OIL & GAS PRODUCERS (0.7%)
       100  Compton Petroleum Corp., Global Senior Notes
             (Callable 05/15/06 @ $104.95) (Canada)                        (B , B2)       05/15/09            9.900        111,000
       100  Paramount Resources, Ltd., Yankee Senior Notes
             (Callable 07/15/09 @ $104.44) (Canada)                        (B , B3)       07/15/14            8.875        101,750
                                                                                                                      ------------
                                                                                                                           212,750
                                                                                                                      ------------
TOTAL FOREIGN BONDS (Cost $1,376,542)                                                                                      967,020
                                                                                                                      ------------

 NUMBER OF
  SHARES
-----------
COMMON STOCKS (1.2%)

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.0%)
   413,097  Cambridge Industries Liquidating Trust*                                                                          4,131
                                                                                                                      ------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.3%)
        70  Crunch Equity Holding LLC, Class A                                                                             100,158
                                                                                                                      ------------
HEALTHCARE FACILITIES/SUPPLIES (0.0%)
         1  Magellan Health Services, Inc.                                                                                      25
                                                                                                                      ------------
INDUSTRIAL - OTHER (0.0%)
       287  First Wave Marine, Inc.*^                                                                                        1,794
                                                                                                                      ------------
RETAIL-FOOD & DRUG (0.1%)
       682  Archibald Candy Corp.*^                                                                                              0
                                                                                                                      ------------
RETAIL STORES (0.2%)
     8,710  Safelite Glass Corp., Class B*^                                                                                 43,550
       588  Safelite Realty Corp.*^                                                                                          5,880
                                                                                                                      ------------
                                                                                                                            49,430
                                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

 NUMBER OF
  SHARES                                                                                     VALUE
----------                                                                                ------------
COMMON STOCKS

TEXTILE/APPAREL/SHOE MANUFACTURING (0.4%)
         653   AGY Holdings Corp.                                                         $     19,263
      24,285   HCI Direct, Inc.*^                                                              121,425
       2,800   Worldtex, Inc*^                                                                       0
                                                                                          ------------
                                                                                               140,688
                                                                                          ------------
WIRELESS (0.3%)
       4,405   AirGate PCS, Inc.*@@                                                             76,206
      19,309   Dobson Communications Corp., Class A*                                            27,033
                                                                                          ------------
                                                                                               103,239
                                                                                          ------------
TOTAL COMMON STOCKS (Cost $1,328,040)                                                          399,465
                                                                                          ------------
PREFERRED STOCKS (2.3%)

BROADCAST/OUTDOOR (0.7%)
       2,800   Paxson Communications Corp.*                                                    233,100
                                                                                          ------------
CABLE (0.0%)
      11,890   DIVA Systems Corp., Series C*^                                                        0
                                                                                          ------------
ENERGY - OTHER (1.3%)
         312   Metretek Technologies, Inc., Series B*^                                         436,800
                                                                                          ------------
GAMING (0.0%)
       1,145   Peninsula Gaming LLC*                                                             6,871
                                                                                          ------------
RESTAURANTS (0.0%)
      10,084   AmeriKing, Inc.*^                                                                     0
                                                                                          ------------
SERVICES-OTHER (0.0%)
      14,036   Source Media, Inc.*                                                                   1
                                                                                          ------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.1%)
         857   Worldtex, Inc*                                                                        0
                                                                                          ------------
WIRELESS (0.3%)
         300   Dobson Communications Corp., Rule 144A*++                                        15,076
         880   Rural Cellular Corp., Series B*@@                                                73,700
                                                                                          ------------
                                                                                                88,776
                                                                                          ------------
TOTAL PREFERRED STOCKS (Cost $1,207,431)                                                       765,548
                                                                                          ------------
WARRANTS (0.1%)

CABLE (0.0%)
       7,581   DIVA Systems Corp., Rule 144A, strike $0.01 expires March 2008*++^                    0
                                                                                          ------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
       2,960   Loral Space & Communications, Ltd., strike $2.37 expires December 2006*              29
                                                                                          ------------

                 See Accompanying Notes to Financial Statements.

   NUMBER
     OF
   SHARES                                                                                    VALUE
------------                                                                              ------------
WARRANTS

ENERGY-OTHER (0.0%)
      33,000   Metretek Technologies, Inc., expires December 2004*^                       $      1,980
                                                                                          ------------
RESTAURANTS (0.0%)
         176   New World Restaurant Group, Inc., strike $13.00 expires June 2006*                    2
                                                                                          ------------
RETAIL STORES (0.0%)
      21,345   Safelite Glass Corp., Class A, strike $6.50 expires January 2010*^                  214
      14,230   Safelite Glass Corp., Class B, strike $6.50 expires January 2010*^                  142
                                                                                          ------------
                                                                                                   356
                                                                                          ------------
TECHNOLOGY (0.0%)
         500   Orbital Imaging Corp., Rule 144A, strike $1.00 expires March 2005*++                  0
                                                                                          ------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
         544   AGY Holdings Corp.                                                                    5
                                                                                          ------------
WIRELESS (0.0%)
         500   AirGate PCS, Inc., strike $0.01 expires October 2009*                             3,473
         500   iPCS, Inc., Rule 144A, strike $5.50 expires July 2010*++                              5
                                                                                          ------------
                                                                                                 3,478
                                                                                          ------------
TOTAL WARRANTS (Cost $54,850)                                                                    5,850
                                                                                          ------------

    PAR
   (000)                                                           MATURITY     RATE%
------------                                                       --------     -----
SHORT-TERM INVESTMENTS (37.8%)
$      4,896   State Street Bank and Trust Co. Euro Time Deposit   09/01/04     0.750        4,896,000

   NUMBER
     OF
   SHARES
------------
   7,463,168   State Street Navigator Prime Fund@@@                                          7,463,168
                                                                                          ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $12,359,168)                                             12,359,168
                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (124.9%) (Cost $43,509,979)                                      40,814,149

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.9%)                                              (8,139,180)
                                                                                          ------------
NET ASSETS (100.0%)                                                                       $ 32,674,969
                                                                                          ============

** Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
+ Step Bond -- The interest rate is as of August 31, 2004 and will reset at a future date.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to a value of $7,284,286 or 22.29% of net assets.
##   Security in default.
*    Non-income producing security.
@@   Security or portion thereof is out on loan.
@@@ Represents security purchased with cash collateral received for securities on loan.
^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2004

                                                                                               FIXED                  HIGH
                                                                                             INCOME FUND           YIELD FUND
                                                                                           --------------        --------------
ASSETS
    Investments at value, including collateral for securities on loan of $10,328,255 and $7,463,168, respectively
      (Cost $149,081,109 and $43,509,979, respectively) (Note 1)                           $  151,330,961(1)     $   40,814,149(2)
    Cash                                                                                              500                   563
    Receivable for investments sold                                                             6,878,256                    --
    Dividend and interest receivable                                                              938,654               575,576
    Receivable from investment adviser (Note 2)                                                        --               100,704
    Receivable for fund shares sold                                                                10,290                15,649
    Variation margin receivable                                                                    30,784                    --
    Receivable on open swap contracts                                                              31,502                    --
    Prepaid expenses and other assets                                                              18,573                20,544
                                                                                           --------------        --------------
      Total Assets                                                                            159,239,520            41,527,185
                                                                                           --------------        --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                  43,797                 4,768
    Administrative services fee payable (Note 2)                                                   23,800                 9,299
    Distribution fee payable                                                                           --                    --
    Payable upon return of securities loaned (Note 1)                                          10,328,255             7,463,168
    Payable for investments purchased                                                          19,028,549             1,018,505
    Outstanding options written, at value (premiums
      received $61,715, respectively) (Note 1)                                                     24,050                    --
    Directors' fee payable                                                                          1,098                 1,098
    Unrealized depreciation on forward currency contracts (Note 1)                                 20,373                    --
    Payable for fund shares redeemed                                                               22,899               322,881
    Commitment fees payable (Note 3)                                                                  467                    86
    Other accrued expenses payable                                                                 54,250                32,411
                                                                                           --------------        --------------
      Total Liabilities                                                                        29,547,538             8,852,216
                                                                                           --------------        --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                        8,882                 3,147
    Paid-in capital (Note 5)                                                                  160,150,841            83,737,225
    Undistributed net investment income (loss)                                                    973,127                (9,048)
    Accumulated net realized loss from investments, futures
      transactions, options written, swap contracts and foreign currency transactions         (33,816,669)          (48,360,525)
    Net unrealized appreciation (depreciation) from investments, futures
      transactions, options written, swap contracts and foreign currency translations           2,375,801            (2,695,830)
                                                                                           --------------        --------------
      Net Assets                                                                           $  129,691,982        $   32,674,969
                                                                                           ==============        ==============
    Shares outstanding                                                                          8,882,099             3,147,407
                                                                                           --------------        --------------
    Net asset value, offering price, and redemption price per share                        $        14.60        $        10.38
                                                                                           ==============        ==============

(1)  Including $10,119,066 of securities on loan.
(2)  Including $7,311,415 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended August 31, 2004

                                                                                               FIXED                  HIGH
                                                                                             INCOME FUND           YIELD FUND
                                                                                           --------------        --------------
INVESTMENT INCOME (Note 1)
    Interest                                                                               $    5,168,819        $    2,366,705
    Dividends                                                                                      42,419                42,623
    Securities lending                                                                             10,722                11,583
    Foreign taxes withheld                                                                           (768)                 (153)
                                                                                           --------------        --------------
      Total investment income                                                                   5,221,192             2,420,758
                                                                                           --------------        --------------
EXPENSES
    Investment advisory fees (Note 2)                                                             504,497               179,414
    Administrative services fees (Note 2)                                                         109,444                48,656
    Legal fees                                                                                     58,682                54,831
    Custodian fees                                                                                 46,060                19,087
    Audit fees                                                                                     30,172                21,285
    Registration fees                                                                              23,203                25,728
    Insurance expense                                                                              20,627                16,044
    Directors' fees                                                                                18,816                18,816
    Printing fees (Note 2)                                                                         10,763                22,675
    Transfer agent fees                                                                             3,841                 4,872
    Commitment fees (Note 3)                                                                        3,015                   348
    Interest expense (Note 3)                                                                         258                 5,558
    Miscellaneous expense                                                                           9,542                 6,848
                                                                                           --------------        --------------
      Total expenses                                                                              838,920               424,162
    Less: fees waived and expenses reimbursed (Note 2)                                           (233,525)             (244,749)
                                                                                           --------------        --------------
      Net expenses                                                                                605,395               179,413
                                                                                           --------------        --------------
       Net investment income                                                                    4,615,797             2,241,345
                                                                                           --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain (loss) from investments                                                   2,666,439            (2,794,058)
    Net realized loss from futures contracts                                                     (228,280)                   --
    Net realized gain from options written                                                        233,036                    --
    Net realized gain from swap contracts                                                          16,495
    Net realized loss from foreign currency transactions                                         (197,855)                   --
    Net change in unrealized appreciation (depreciation) from investments                       1,552,240             4,939,708
    Net change in unrealized appreciation (depreciation) from futures contracts                    48,500                    --
    Net change in unrealized appreciation (depreciation) from options written                      37,664                    --
    Net change in unrealized appreciation (depreciation) from swap contracts                       31,502
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                                       132,342                    --
                                                                                           --------------        --------------
    Net realized and unrealized gain from investments, futures contracts,
      options written, swap contracts and foreign currency related items                        4,292,083             2,145,650
                                                                                           --------------        --------------
    Net increase in net assets resulting from operations                                   $    8,907,880        $    4,386,995
                                                                                           ==============        ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FIXED INCOME FUND                  HIGH YIELD FUND
                                                            -------------------------------   -------------------------------
                                                             FOR THE YEAR ENDED AUGUST 31,     FOR THE YEAR ENDED AUGUST 31,
                                                                 2004             2003             2004            2003
                                                            --------------   --------------   --------------   --------------
FROM OPERATIONS
  Net investment income                                     $    4,615,797   $    9,088,823   $    2,241,345   $    7,580,121
  Net realized gain (loss) from investments, futures
   contracts, options written, swap contracts
   and foreign currency transactions                             2,489,835       (4,119,630)      (2,794,058)      (6,051,826)
  Net change in unrealized appreciation from
   investments, futures contracts,
   options written, swap contracts and
   foreign currency translations                                 1,802,248       13,994,978        4,939,708       11,745,307
                                                            --------------   --------------   --------------   --------------
   Net increase in net assets resulting from operations          8,907,880       18,964,171        4,386,995       13,273,602
                                                            --------------   --------------   --------------   --------------
FROM DIVIDENDS
  Dividends from net investment income                          (5,966,305)     (13,658,022)      (3,876,496)      (9,351,559)
                                                            --------------   --------------   --------------   --------------
   Net decrease in net assets resulting from dividends          (5,966,305)     (13,658,022)      (3,876,496)      (9,351,559)
                                                            --------------   --------------   --------------   --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                  12,854,275       18,386,288       15,885,261       23,594,172
  Reinvestment of dividends                                      5,764,916       13,267,833        3,813,343        3,822,498
  Net asset value of shares redeemed                           (33,109,039)    (171,583,121)     (14,263,345)     (91,455,967)
                                                            --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from
      capital share transactions                               (14,489,848)    (139,929,000)       5,435,259      (64,039,297)
                                                            --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets                        (11,548,273)    (134,622,851)       5,945,758      (60,117,254)

NET ASSETS
  Beginning of year                                            141,240,255      275,863,106       26,729,211       86,846,465
                                                            --------------   --------------   --------------   --------------
  End of year                                               $  129,691,982   $  141,240,255   $   32,674,969   $   26,729,211
                                                            ==============   ==============   ==============   ==============
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                $      973,127   $    1,753,149   $       (9,048)  $    1,231,598
                                                            ==============   ==============   ==============   ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class Share of the Fund Outstanding Throughout Each Year)

                                                            FOR THE YEAR ENDED AUGUST 31,
                                             ---------------------------------------------------------
                                                2004       2003        2002(1)      2001        2000
                                             ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
  Net asset value, beginning of year         $   14.27   $   14.12   $   15.79   $   14.95   $   15.01
                                             ---------   ---------   ---------   ---------   ---------
INVESTMENT OPERATIONS
  Net investment income                           0.50        0.67        0.83        1.02        0.94
  Net gain (loss) on investments,
    future contracts, options written,
    swap contracts and foreign currency
    related items (both realized                  0.46        0.35       (1.27)       0.85       (0.01)
    and unrealized)                          ---------   ---------   ---------   ---------   ---------

      Total from investment operations            0.96        1.02       (0.44)       1.87        0.93
                                             ---------   ---------   ---------   ---------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income           (0.63)      (0.87)      (0.83)      (1.03)      (0.97)
  Distributions from net realized gains             --          --       (0.40)         --       (0.02)
                                             ---------   ---------   ---------   ---------   ---------
      Total dividends and distributions          (0.63)      (0.87)      (1.23)      (1.03)      (0.99)
                                             ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF YEAR                 $   14.60   $   14.27   $   14.12   $   15.79   $   14.95
                                             =========   =========   =========   =========   =========
      Total return(2)                             6.86%       7.40%      (2.92)%      13.0        6.43%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)     $ 129,692   $ 141,240   $ 275,863   $ 532,627   $ 440,345
    Ratio of expenses to average net
      assets(3)                                   0.45%       0.45%       0.45%       0.45%       0.45%
    Ratio of net investment income to
      average net assets                          3.43%       4.18%       5.41%       6.71%       6.51%
    Decrease reflected in above operating
      expense ratios due to                       0.17%       0.14%       0.05%       0.06%       0.11%
      waivers/reimbursements
  Portfolio turnover rate                          375%        519%        526%        449%        520%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended August 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
(For an Institutional Class Share of the Fund Outstanding Throughout Each Year)

                                                              FOR THE YEAR ENDED AUGUST 31,
                                             -------------------------------------------------------------
                                                2004        2003         2002          2001        2000
                                             ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of year         $   10.26    $    9.90    $   11.84    $   14.11    $   15.32
                                             ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                           1.01         1.14         1.17         1.40         1.41
  Net gain (loss) on investments
    (both realized and unrealized)                0.72         0.41        (1.94)       (2.21)       (1.13)
                                             ---------    ---------    ---------    ---------    ---------
      Total from investment operations            1.73         1.55        (0.77)       (0.81)        0.28
                                             ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS
  Dividends from net investment income           (1.61)       (1.19)       (1.17)       (1.46)       (1.49)
                                             ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                 $   10.38    $   10.26    $    9.90    $   11.84    $   14.11
                                             =========    =========    =========    =========    =========
      Total return(1)                            18.27%        6.96%       (6.88)%      (5.71)%       1.84%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)     $  32,675    $  26,729    $  86,846    $  98,008    $  94,333
    Ratio of expenses to average net
     assets(2)                                    0.70%        0.70%        0.70%        0.70%        0.70%
    Ratio of net investment income to
      average net assets                          8.74%       10.15%       10.15%(3)    11.06%        9.59%
    Decrease reflected in above operating
     expense ratios due to
     waivers/reimbursements                       0.95%        0.40%        0.27%        0.30%        0.45%
  Portfolio turnover rate                           30%          56%          52%          20%          31%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(2) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended August 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(3) During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The Credit Suisse Institutional Funds covered in this report are Credit Suisse Institutional Fixed Income Fund ("Fixed Income"), and Credit Suisse Institutional High Yield Fund ("High Yield") (each, a "Fund" and collectively, the "Funds"). Each Fund was incorporated under the laws of the State of Maryland on July 31, 1998 and is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

  Each Fund seeks high total return as their investment objective.

  Each Fund is authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although each Fund currently offers only Institutional Class shares.

  A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

  B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into

U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

  C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

  D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

  E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

  H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

  At August 31, 2004, Fixed Income had the following open forward foreign currency contracts:

                                   EXPIRATION    FOREIGN CURRENCY          CONTRACT        CONTRACT      UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT     DATE     TO BE PURCHASED/(SOLD)       AMOUNT           VALUE       GAIN (LOSS)
---------------------------------  ----------  ----------------------   --------------   ------------   ------------
     Australian Dollar              10/13/04        A$      2,700,000     $  1,896,075   $  1,900,056   $      3,981
         Swiss Franc                10/13/04       Swf      1,500,000        1,194,268      1,187,960         (6,308)
         Swiss Franc                10/13/04       Swf      1,600,000        1,258,416      1,267,157          8,741
         Swiss Franc                10/13/04       Swf      2,300,000        1,808,972      1,821,538         12,566
         Swiss Franc                10/13/04       Swf     (1,500,000)      (1,203,061)    (1,187,960)        15,101
         Swiss Franc                10/13/04       Swf     (2,300,000)      (1,844,693)    (1,821,538)        23,155
    European Economic Unit          10/13/04      EURO     (1,105,000)      (1,329,691)    (1,345,599)       (15,908)
    European Economic Unit          10/13/04      EURO      3,102,000        3,794,118      3,777,421        (16,697)
    European Economic Unit          10/13/04      EURO      1,098,000        1,342,986      1,337,076         (5,910)
    European Economic Unit          10/13/04      EURO     (1,098,000)      (1,329,678)    (1,337,076)        (7,398)
    European Economic Unit          10/13/04      EURO     (3,102,000)      (3,746,285)    (3,777,421)       (31,136)
    European Economic Unit          10/13/04      EURO       (498,000)        (601,434)      (606,433)        (4,999)
        British Pound               10/13/04         L        690,500        1,238,757      1,240,191          1,434
        British Pound               10/13/04         L       (690,500)      (1,263,256)    (1,240,191)        23,065
        British Pound               10/13/04         L     (1,400,000)      (2,505,580)    (2,514,508)        (8,928)
         Japanese Yen               10/13/04         Y    144,092,000        1,329,691      1,324,313         (5,378)
         Japanese Yen               10/13/04         Y    137,600,000        1,263,022      1,264,647          1,625
         Japanese Yen               10/13/04         Y      5,000,000           45,895         45,954             59
         Japanese Yen               10/13/04         Y     (5,000,000)         (46,468)       (45,953)           515
         Japanese Yen               10/13/04         Y    (75,000,000)        (681,353)      (689,306)        (7,953)
                                                                        --------------   ------------   ------------
                                                                          $    620,701   $    600,328   $    (20,373)
                                                                        ==============   ============   ============

  I) TBA PURCHASE COMMITMENTS -- Each Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

  J) FUTURES -- Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

  When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At August 31, 2004, Fixed Income had the following open futures contracts:

                                                                                                         UNREALIZED
                                       NUMBER OF   EXPIRATION       CONTRACT           CONTRACT         APPRECIATION/
FUTURES CONTRACTS                      CONTRACTS      DATE           AMOUNT             VALUE          (DEPRECIATION)
-----------------                      ---------   ----------   ----------------   ----------------   ----------------
US Treasury Bonds Futures                  59       12/20/04    $      6,464,071   $      6,567,437   $        103,366
US Treasury 5 Year Notes Futures          117       12/20/04          12,861,278         12,948,609             87,331
                                                                ----------------   ----------------   ----------------
                                                                      19,325,349         19,516,046            190,697
                                                                ----------------   ----------------   ----------------
US Treasury 10 Year Notes Futures         (94)      12/20/04         (10,447,697)       (10,557,375)          (109,678)
US Treasury 2 Year Notes Futures          (13)      12/20/04          (2,747,809)        (2,751,734)            (3,925)
                                                                ----------------   ----------------   ----------------
                                                                     (13,195,506)       (13,309,109)          (113,603)
                                                                ----------------   ----------------   ----------------
                                                                $      6,129,843   $      6,206,937   $         77,094
                                                                ================   ================   ================

  K) OPTIONS -- Fixed Income may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

  When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

  Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from various broker dealers and inputs these prices to update the volatility.

  Transactions in written put and call options for the fiscal year ended August 31, 2004 were as follows:

                                                      NUMBER OF CONTRACTS   PREMIUMS RECEIVED
                                                      -------------------   -----------------
Options outstanding at beginning of period                     --             $         --
Options written                                             1,399                  783,500
Options expired                                              (268)                (154,483)
Options terminated in closing purchase transactions          (983)                (567,302)
Options exercised                                              --                       --
                                                            -----             ------------
Options outstanding at end of period                          148             $     61,715
                                                            =====             ============

  L) SWAPS -- Fixed Income may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

  The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At August 31, 2004 the Fund had outstanding swap contracts as follows:

                                                                           NET UNREALIZED APPRECIATION
       DESCRIPTION                  NOTIONAL AMOUNT   EXPIRATION DATE              (DEPRECIATION)
       -----------                  ---------------   ---------------      ---------------------------
Lehman CMBS AAA Total Return Swap       1,515,000         9/1/2004                    $  31,502

  M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at August 31, 2004 are as follows:

                                           MARKET VALUE OF         VALUE OF
           FUND                           SECURITIES LOANED   COLLATERAL RECEIVED
           ----                           -----------------   -------------------
           Fixed Income                      $ 10,119,066         $ 10,328,255
           High Yield                           7,311,415            7,463,168

  Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Funds to act as each Fund's securities lending agent. The Fund earned no income from securities lending through the period ended March 17, 2004.

  Effective March 17, 2004, SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities with the Funds receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

  N) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) each Funds' net asset value.

  The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  CSAM serves as investment adviser for each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

          FUND                                               ANNUAL RATE
          ----                                               -----------
          Fixed Income                            0.375% of average daily net assets
          High Yield                              0.70% of average daily net assets

  For the year ended August 31, 2004, investment advisory fees earned, voluntarily waived, and expenses reimbursed for each Fund were as follows:

                                     GROSS                    NET
                                   ADVISORY                 ADVISORY        EXPENSE
  FUND                                FEE        WAIVER       FEE        REIMBURSEMENTS
  ----                             ---------   ----------   ---------    --------------
  Fixed Income                     $ 504,497   $ (233,525)  $ 270,972      $      --
  High Yield                         179,414     (179,414)         --        (65,335)

  The receivable from investment adviser was due to the revaluation of an illiquid security which occurred during the High Yield Fund's fiscal year. Subsequent to the fiscal year end, CSAM made a capital contribution to the Fund to settle the receivable.

  Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

  No compensation is payable by the Funds to CSAMSI for co-administrative services.

  For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

          AVERAGE DAILY NET ASSETS                     ANNUAL RATE
          ------------------------                     -----------
          First $5 billion                  0.050% of average daily net assets
          Next $5 billion                   0.035% of average daily net assets
          Over $10 billion                  0.020% of average daily net assets

  For the year ended August 31, 2004, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:

          FUND                                      CO-ADMINISTRATION FEE
          ----                                      ---------------------
          Fixed Income                                    $ 109,444
          High Yield                                         48,656

  In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

  For the year ended August 31, 2004, CSFB received fees for its securities lending activities as follows:

          FUND                                            AMOUNT
          ----                                            ------
          Fixed Income                                    $ 1,248
          High Yield                                        2,437

  Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended August 31, 2004, Merrill was paid for its services to the Funds as follows:

          FUND                                            AMOUNT
          ----                                            ------
          Fixed Income                                    $ 12,494
          High Yield                                        12,483

NOTE 3. LINE OF CREDIT

  The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At August 31, 2004, the Funds had no loans outstanding under the Credit Facility. During the year ended August 31, 2004, the Funds had borrowings under the Credit Facility as follows:

                                                            WEIGHTED
                                                             AVERAGE     MAXIMUM
                                            AVERAGE DAILY   INTEREST    DAILY LOAN
  FUND                                       LOAN BALANCE     RATE%    OUTSTANDING
  ----                                      -------------   --------   -----------
  Fixed Income                              $   100,750       2.063%   $    115,000
  High Yield                                  1,035,882       1.531%      2,066,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

  For year ended August 31, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                INVESTMENTS               U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                        ----------------------------      --------------------------------------
  FUND                    PURCHASES        SALES             PURCHASES               SALES
  ----                  -------------  -------------      ----------------      ----------------
  Fixed Income          $ 525,422,893  $ 525,324,970        $ 451,759,236        $ 448,133,009
  High Yield               11,427,891      7,456,820                   --                   --

  In connection with a review of the Funds, CSAM became aware of certain portfolio transactions undertaken on behalf of the Funds with respect to which the Funds paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Funds and, as a result, CSAM paid the amount of the commissions, with interest, to the Funds. The payment amount did not have a material effect on the Funds' net asset value per share.

NOTE 5. CAPITAL SHARE TRANSACTIONS

  Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                     FIXED INCOME FUND
                                          ---------------------------------------
                                                    INSTITUTIONAL CLASS
                                          ---------------------------------------
                                          FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                            AUGUST 31, 2004      AUGUST 31, 2003
                                          ------------------   ------------------
  Shares sold                                    887,034            1,281,297
  Shares issued in reinvestment
    of dividends                                 400,254              936,435
  Shares redeemed                             (2,300,558)         (11,864,210)
                                          ------------------   ------------------
  Net decrease                                (1,013,270)          (9,646,478)
                                          ==================   ==================

                                                     HIGH YIELD FUND
                                          ---------------------------------------
                                                   INSTITUTIONAL CLASS
                                          ---------------------------------------
                                          FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                            AUGUST 31, 2004      AUGUST 31, 2003
                                          ------------------   ------------------
  Shares sold                                  1,547,730            2,400,294
  Shares issued in reinvestment
    of dividends                                 381,556              396,530
  Shares redeemed                             (1,385,899)          (8,965,487)
                                          ------------------   ------------------
  Net increase (decrease)                        543,387           (6,168,663)
                                          ==================   ==================

  On August 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                                      NUMBER OF    APPROXIMATE PERCENTAGE
          FUND                                      SHAREHOLDERS   OF OUTSTANDING SHARES
          ----                                      ------------   ----------------------
          Fixed Income                                    3              86%
          High Yield                                      3              83%

  Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales, Post-October losses, paydown gains/losses and defaulted bonds.

  The tax character of dividends and distributions paid during the year ended August 31, 2004 and 2003 were as follows:

                              ORDINARY INCOME              LONG-TERM CAPITAL GAIN
                         -------------------------       -------------------------
                            2004          2003              2004          2003
                         -----------  ------------       -----------  ------------
  Fixed Income           $ 5,966,305  $ 13,658,022          $ --          $ --
  High Yield               3,876,496     9,351,559            --            --

  At August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                FIXED INCOME       HIGH YIELD
                                                               ---------------   ---------------
     Undistributed ordinary income                             $     1,086,349   $       785,024
     Accumulated net realized loss                                 (33,708,058)      (45,456,865)
     Unrealized appreciation/(depreciation)                          2,153,905        (3,497,087)
     Undistributed capital-other                                            --        (2,896,475)
                                                               ---------------   ---------------
                                                               $   (30,467,804)  $   (51,065,403)
                                                               ===============   ===============

  At August 31, 2004, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

                                                      EXPIRES AUGUST 31,
                       ------------------------------------------------------------------------------------
                           2005        2007          2008            2010            2011          2012
                       -----------   ---------    -----------     -----------    ------------   -----------
       Fixed Income    $        --   $      --    $        --     $        --    $ 33,708,058   $        --
       High Yield        3,354,749     341,638      1,857,162       9,989,083      24,516,347     5,397,886

  It is uncertain whether the Funds will be able to realize the benefits before they expire.

  Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Funds will be unable to realize the benefit from these losses if they cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax year ended August 31, 2004, the Funds elected to defer net losses arising between November 1, 2003 and August 31, 2004 as follows:

          FUND                                            AMOUNT
          ----                                            ------
          Fixed Income                                    $        --
          High Yield                                        2,896,475

  As of August 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                          GROSS                        NET UNREALIZED
                        IDENTIFIED      UNREALIZED   GROSS UNREALIZED   APPRECIATION/
     FUND                  COST        APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
     ----              -------------   ------------  ----------------  ---------------
     Fixed Income      $ 149,177,056    $ 2,525,441   $   (371,536)     $  2,153,905
     High Yield           44,311,232      1,577,218     (5,074,301)       (3,497,083)

  At August 31, 2004, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in capital have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of paydown gains/losses, defaulted bonds, forward foreign currency contracts and gains from swap contracts. Net assets were not affected by these reclassifications:

                                           INCREASE (DECREASE)
                                ----------------------------------------------
                                                               ACCUMULATED NET
                                                                REALIZED GAIN
                                PAID-IN    UNDISTRIBUTED NET      (LOSS) ON
     FUND                       CAPITAL    INVESTMENT INCOME     INVESTMENTS
     ----                       -------    -----------------   ---------------
     Fixed Income                $ --         $  570,486         $  (570,486)
     High Yield                    --            394,505            (394,505)

NOTE 7. CONTINGENCIES

  In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 8. CHANGE IN FISCAL YEAR END

  The Board of Directors adopted a change in the Funds fiscal year end to December 31. This change is effective beginning with the current fiscal period, which will run for the period from September 1, 2004 to December 31, 2004.

CREDIT SUISSE INSTITUTIONAL FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Institutional Fixed Income Fund, Inc. and
Credit Suisse Institutional High Yield Fund, Inc.:

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fixed Income Fund, Inc. and Credit Suisse Institutional High Yield Fund, Inc., (hereafter referred to as the "Funds") at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
October 14, 2004

CREDIT SUISSE INSTITUTIONAL FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                            TERM                                                NUMBER OF
                                            OF OFFICE(1)                                        PORTFOLIOS IN
                                            AND                                                 FUND
                            POSITION(S)     LENGTH          PRINCIPAL                           COMPLEX        OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME         OCCUPATION(S) DURING                OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED          PAST FIVE YEARS                     DIRECTOR       HELD BY DIRECTOR
--------------------------  --------------  --------------  ---------------------------         -------------- -------------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director,       Since           Currently retired                   42             None
c/o Credit Suisse Asset     Nominating      1999
Management, LLC             and Audit
466 Lexington Avenue        Committee
New York, New York          Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Director,       Since           Dean of Yale                        41             Director of
Box 208200                  Nominating      1998            School of                                          Aetna, Inc.
New Haven, Connecticut      and Audit                       Management and                                     (insurance
06520-8200                  Committee                       William S. Beinecke                                company);
                            Member                          Professor in the                                   Director of
Date of Birth: 10/29/46                                     Practice of                                        Calpine
                                                            International Trade                                Corporation
                                                            and Finance from                                   (energy
                                                            November 1995 to                                   provider);
                                                            present                                            Director of
                                                                                                               CarMax Group
                                                                                                               (used car
                                                                                                               dealers).

Peter F. Krogh              Director,       Since           Dean Emeritus and                   41             Director of
301 ICC                     Nominating      2001            Distinguished Professor                            Carlisle
Georgetown University       and Audit                       of International Affairs                           Companies
Washington, DC 20057        Committee                       at the Edmund A.                                   Incorporated
                            Member                          Walsh School of                                    (diversified
Date of Birth: 02/11/37                                     Foreign Service,                                   manufacturing
                                                            Georgetown University                              company).
                                                            from June 1995 to
                                                            present.

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                            TERM                                                NUMBER OF
                                            OF OFFICE(1)                                        PORTFOLIOS IN
                                            AND                                                 FUND
                            POSITION(S)     LENGTH          PRINCIPAL                           COMPLEX        OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME         OCCUPATION(S) DURING                OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED          PAST FIVE YEARS                     DIRECTOR       HELD BY DIRECTOR
--------------------------  --------------  --------------  ---------------------------         -------------- -------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.        Director,       Since           Currently retired                   43             Director of
c/o Credit Suisse Asset     Nominating      1999                                                               Education
Management, LLC             and Audit                                                                          Management
466 Lexington Avenue        Committee                                                                          Corp.
New York, New York          Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Director,       Since           Partner of Lehigh Court,            43             Director of
Lehigh Court, LLC           Nominating      1999            LLC and RZ Capital                                 Presstek, Inc.
40 East 52nd Street         Committee                       (private investment                                (digital imaging
New York, New York          Member                          firms) (7/02 - present);                           technologies
10022                       and Audit                       Transition Adviser to                              company);
                            Committee                       SunGard Securities                                 Director of
Date of Birth: 07/10/48     Chairman                        Finance, Inc. from                                 Wood
                                                            February 2002 to                                   Resources, LLC
                                                            July 2002; President of                            (plywood
                                                            SunGard Securities                                 manufacturing
                                                            Finance, Inc. from                                 company).
                                                            2001 to February 2002;
                                                            President of Loanet, Inc.
                                                            (on-line accounting
                                                            service) from 1997 to
                                                            2001

INTERESTED DIRECTORS

Michael E. Kenneally(2)     Chairman        Since           Chairman and Global                 49             None
Credit Suisse Asset         and Chief       2004            Chief Executive Officer of
Management, LLC             Executive                       CSAM since 2003;
466 Lexington Avenue        Officer                         Chairman and
New York, New York                                          Chief Investment Officer
10017-3140                                                  of Banc of America
                                                            Capital Management
Date of Birth: 03/30/54                                     from 1998 to March
                                                            2003.

----------
(2) Mr. Kenneally is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he is an officer of CSAM.

                                            TERM                                                NUMBER OF
                                            OF OFFICE(1)                                        PORTFOLIOS IN
                                            AND                                                 FUND
                            POSITION(S)     LENGTH          PRINCIPAL                           COMPLEX        OTHER
NAME, ADDRESS AND           HELD WITH       OF TIME         OCCUPATION(S) DURING                OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH               FUND            SERVED          PAST FIVE YEARS                     DIRECTOR       HELD BY DIRECTOR
--------------------------  --------------  --------------  ---------------------------         -------------- -------------------
INTERESTED DIRECTORS

William W. Priest(3)        Director        Since           Chief Executive Officer             48             Director of
Epoch Investment Partners                   1999            of J Net Enterprises, Inc.                         Globe Wireless,
667 Madison Avenue                                          (technology holding                                LLC (maritime
New York, NY 10021                                          company) since                                     communication
                                                            June 2004; Chief                                   company);
Date of Birth: 09/24/41                                     Executive Officer of Epoch                         Director of
                                                            Investment Partners, Inc.                          InfraRed X
                                                            since April 2004.                                  (medical device
                                                            Co-Managing Partner,                               company);
                                                            Steinberg Priest & Sloane                          Director of J Net
                                                            Capital Management, LLC                            Enterprises, Inc.
                                                            from 2001 to March 2004
                                                            since March 2001; Chairman
                                                            and Managing Director of
                                                            CSAM from 2000 to
                                                            February 2001, Chief
                                                            Executive Officer and
                                                            Managing Director of CSAM
                                                            from 1990 to 2000

----------
(3) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he provided consulting CSAM within the last two years (ended 12/31/02).

                                            TERM
                                            OF OFFICE(1)
                                            AND
                            POSITION(S)     LENGTH
NAME, ADDRESS AND           HELD WITH       OF TIME
DATE OF BIRTH               FUND            SERVED                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
--------------------------  -------------   --------------        -------------------------------------------------------------
OFFICERS

Michael A. Pignataro        Chief           Since                 Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Financial       1999                  Associated with CSAM since 1984; Officer of other Credit
Management, LLC             Officer and                           Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

J. Kevin Gao                Assistant       Since                 Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset         Secretary       2004                  CSAM since July 2003; Associated with the law firm
Management, LLC                                                   Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                              other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza             Assistant       Since                 Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset         Treasurer       2002                  Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                                   Suisse Funds
466 Lexington Avenue
New York, New York
10017-31407

Date of Birth: 12/09/65

  The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL FUNDS
TAX INFORMATION LETTER (UNAUDITED)
August 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

  Corporate shareholders should note for the year ended August 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction are as follows:

          FUND                               PERCENTAGE
          ----                               ----------
          Fixed Income                          0.82%
          High Yield                            1.05%

  For the fiscal year ended August 31, 2004 certain dividends paid by each Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

CREDIT SUISSE INSTITUTIONAL FUNDS
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

  Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

  - By calling 1-800-222-8977

  - On the Fund's website, www.csam.com/us

  - On the website of the Securities and Exchange Commission, http://www.sec.gov.

  Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIUS-2-0804

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended August 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended August 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended August 31, 2003 and August 31, 2004.

                                       2003           2004
-------------------------------------------------------------------
Audit Fees                             $     16,600   $     16,600

Audit-Related Fees(1)                  $      3,000   $      3,000

Tax Fees(2)                            $      2,327   $      2,327

All Other Fees                                   --             --

Total                                  $     21,927   $     21,927

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended August 31, 2003 and August 31, 2004.

                                         2003             2004
----------------------------------------------------------------
Audit-Related Fees                       N/A              N/A

Tax Fees                                 N/A              N/A

All Other Fees                           N/A              N/A

Total                                    N/A              N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                         2003           2004
-------------------------------------------------------------
Audit-Related Fees                       N/A            N/A

Tax Fees                                 N/A            N/A

All Other Fees                           N/A            N/A

Total                                    N/A            N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended August 31, 2003 and August 31, 2004:

                                         2003            2004
--------------------------------------------------------------
Audit-Related Fees                       N/A             N/A

Tax Fees                                 N/A             N/A

All Other Fees                           N/A             N/A

Total                                    N/A             N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended August 31, 2003 and August 31, 2004 were $5,327 and $5,327, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  November 4, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  November 4, 2004

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  November 4, 2004